JPMorgan U.S. Aggregate Bond ETF
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 40.5%
U.S. Treasury Bonds
6.88%, 8/15/2025	638,000	679,968
6.63%, 2/15/2027	591,000	650,054
6.38%, 8/15/2027	4,000,000	4,414,375
6.13%, 11/15/2027	2,819,000	3,103,983
5.25%, 11/15/2028	2,000,000	2,143,438
6.13%, 8/15/2029	2,100,000	2,381,859
5.38%, 2/15/2031	3,169,000	3,532,445
4.50%, 2/15/2036	2,903,000	3,160,641
4.75%, 2/15/2037	206,000	230,012
5.00%, 5/15/2037	3,774,000	4,307,078
4.50%, 5/15/2038	542,000	589,340
3.50%, 2/15/2039	4,178,000	4,019,367
4.25%, 5/15/2039	10,000	10,534
4.50%, 8/15/2039	996,000	1,080,349
4.38%, 11/15/2039	356,000	379,863
4.63%, 2/15/2040	2,298,000	2,527,082
1.13%, 5/15/2040	13,700,000	8,765,859
4.38%, 5/15/2040	679,000	723,135
1.13%, 8/15/2040	2,197,000	1,395,438
1.38%, 11/15/2040	10,468,400	6,941,858
1.88%, 2/15/2041	7,837,000	5,663,457
2.25%, 5/15/2041	955,000	734,156
1.75%, 8/15/2041	1,945,000	1,356,638
2.00%, 11/15/2041	1,414,000	1,030,011
2.38%, 2/15/2042	6,611,000	5,146,250
3.13%, 2/15/2042	1,236,000	1,092,122
2.50%, 2/15/2045	3,276,000	2,526,103
3.00%, 5/15/2045	38,000	32,009
2.50%, 5/15/2046	10,713,000	8,190,423
2.25%, 8/15/2046	1,749,000	1,269,391
3.00%, 2/15/2047	164,000	137,658
2.00%, 2/15/2050	1,792,000	1,223,880
1.25%, 5/15/2050	20,410,400	11,385,176
1.38%, 8/15/2050	6,409,000	3,695,189
1.63%, 11/15/2050	13,750,000	8,490,625
2.00%, 8/15/2051	598,000	406,453
1.88%, 11/15/2051	5,800,000	3,814,406
2.25%, 2/15/2052	5,288,000	3,821,406
U.S. Treasury Notes
0.13%, 8/31/2023	517,000	499,672
1.38%, 9/30/2023	13,060,000	12,700,850
0.25%, 11/15/2023	15,173,000	14,538,223
2.88%, 11/30/2023	837,000	821,437
2.25%, 1/31/2024	10,000	9,729
2.50%, 1/31/2024	2,434,000	2,373,245
0.13%, 2/15/2024	8,202,000	7,765,308
1.50%, 2/29/2024	338,000	325,167
2.13%, 2/29/2024	10,000	9,692

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
2.38%, 2/29/2024	3,723,000	3,621,490
0.25%, 3/15/2024	9,776,000	9,241,375
0.25%, 5/15/2024	2,274,000	2,134,806
2.50%, 5/15/2024	100,000	97,031
1.75%, 6/30/2024	1,967,000	1,884,094
0.38%, 7/15/2024	2,101,000	1,965,994
1.75%, 7/31/2024	10,000	9,556
3.00%, 7/31/2024	859,000	838,532
0.38%, 8/15/2024	3,126,000	2,915,850
2.38%, 8/15/2024	2,800,000	2,701,453
1.25%, 8/31/2024	3,403,000	3,218,627
1.88%, 8/31/2024	259,000	247,557
0.38%, 9/15/2024	22,818,000	21,235,001
1.50%, 9/30/2024	100,000	94,863
0.63%, 10/15/2024	1,277,000	1,191,102
1.50%, 10/31/2024	993,000	941,023
0.75%, 11/15/2024	193,000	179,950
1.50%, 11/30/2024	8,182,000	7,735,825
1.38%, 1/31/2025	723,000	679,733
2.50%, 1/31/2025	450,000	433,195
1.13%, 2/28/2025	1,153,000	1,075,893
0.50%, 3/31/2025	6,602,000	6,065,072
0.25%, 5/31/2025	103,300	93,721
2.88%, 5/31/2025	6,189,000	5,994,627
0.25%, 6/30/2025	2,174,000	1,971,037
3.00%, 7/15/2025	849,000	824,591
0.25%, 7/31/2025	1,665,000	1,503,573
0.25%, 8/31/2025	3,416,000	3,073,866
0.25%, 9/30/2025	17,277,000	15,543,901
0.25%, 10/31/2025	16,549,000	14,833,334
0.38%, 11/30/2025	11,313,000	10,140,160
0.38%, 12/31/2025	1,308,000	1,171,171
2.63%, 12/31/2025	3,319,000	3,182,610
0.38%, 1/31/2026	15,746,000	14,043,464
1.63%, 2/15/2026	516,000	478,429
0.50%, 2/28/2026	28,569,000	25,506,760
2.50%, 2/28/2026	136,000	129,625
0.75%, 4/30/2026	1,811,000	1,623,109
0.75%, 5/31/2026	1,692,000	1,512,886
2.13%, 5/31/2026	200,000	187,781
0.63%, 7/31/2026	1,558,000	1,380,656
1.50%, 8/15/2026	507,000	463,826
1.13%, 10/31/2026	14,280,000	12,825,225
1.63%, 10/31/2026	3,033,000	2,778,986
1.63%, 11/30/2026	133,000	121,685
1.75%, 12/31/2026	2,528,000	2,323,193
2.25%, 2/15/2027	1,300,000	1,216,211
1.13%, 2/28/2027	3,235,000	2,887,238
0.50%, 4/30/2027	800	692

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
0.50%, 5/31/2027	6,170,000	5,316,323
0.50%, 6/30/2027	1,890,000	1,624,809
0.38%, 7/31/2027	6,133,000	5,231,257
2.25%, 8/15/2027	2,000,000	1,862,500
0.50%, 8/31/2027	3,414,000	2,920,037
0.38%, 9/30/2027	1,924,000	1,632,093
0.50%, 10/31/2027	8,580,000	7,304,395
2.25%, 11/15/2027	400,000	371,281
0.63%, 11/30/2027	14,953,000	12,781,310
0.63%, 12/31/2027	1,227,000	1,046,497
0.75%, 1/31/2028	8,768,000	7,510,340
1.13%, 2/29/2028	2,001,000	1,746,498
1.25%, 4/30/2028	1,000,000	875,313
2.88%, 5/15/2028	400,000	381,031
1.25%, 5/31/2028	2,852,000	2,491,044
1.00%, 7/31/2028	9,845,000	8,442,087
2.88%, 8/15/2028	800,000	761,000
1.13%, 8/31/2028	858,000	740,025
1.38%, 10/31/2028	2,388,000	2,082,224
1.50%, 11/30/2028	1,749,000	1,534,064
1.38%, 12/31/2028	5,721,000	4,983,080
2.38%, 3/31/2029	15,000	13,807
2.63%, 7/31/2029	1,014,000	946,506
1.63%, 8/15/2029	5,982,000	5,254,813
1.50%, 2/15/2030	8,456,000	7,305,191
0.63%, 5/15/2030	20,227,000	16,257,451
0.63%, 8/15/2030	8,185,000	6,540,327
0.88%, 11/15/2030	8,617,000	7,004,005
1.25%, 8/15/2031	623,000	513,196
1.38%, 11/15/2031	6,811,000	5,637,167
1.88%, 2/15/2032	2,204,000	1,899,228
2.88%, 5/15/2032	3,000,000	2,813,438
Total U.S. Treasury Obligations (Cost $527,871,815)		470,238,070
Mortgage-Backed Securities — 27.4%
FHLMC Gold Pools, 15 Year
Pool # J10548, 4.00%, 8/1/2024	9,946	9,957
Pool # J15449, 4.00%, 5/1/2026	58,581	58,651
Pool # G14781, 3.50%, 3/1/2027	33,775	33,341
Pool # G15201, 4.00%, 5/1/2027	10,132	10,167
Pool # J20129, 2.50%, 8/1/2027	61,029	58,457
Pool # G15438, 4.00%, 9/1/2027	9,010	9,042
Pool # G15602, 2.50%, 11/1/2027	44,465	42,637
Pool # E09028, 2.00%, 3/1/2028	76,216	71,920
Pool # J23362, 2.00%, 4/1/2028	72,412	68,328
Pool # G18466, 2.00%, 5/1/2028	10,443	9,847
Pool # G18465, 2.50%, 5/1/2028	19,810	18,889
Pool # G15601, 2.50%, 1/1/2029	44,251	42,201
Pool # G14957, 3.50%, 1/1/2029	94,764	91,885

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # G16570, 4.00%, 7/1/2029	7,104	7,129
Pool # G18540, 2.50%, 2/1/2030	26,425	25,051
Pool # G18556, 2.50%, 6/1/2030	34,269	32,485
Pool # V60840, 3.00%, 6/1/2030	9,151	8,808
Pool # G16622, 3.00%, 11/1/2030	33,375	32,124
Pool # G16019, 3.50%, 12/1/2030	13,618	13,301
Pool # G16044, 2.50%, 1/1/2032	94,573	89,407
Pool # J36524, 3.00%, 3/1/2032	108,484	103,868
Pool # J36660, 3.00%, 3/1/2032	35,038	33,723
Pool # J38270, 2.50%, 1/1/2033	263,466	249,057
Pool # G16568, 2.50%, 4/1/2033	118,126	111,666
FHLMC Gold Pools, 30 Year
Pool # V81680, 4.50%, 12/1/2034	74,168	74,047
Pool # A30892, 5.00%, 1/1/2035	56,106	56,868
Pool # A39210, 5.50%, 10/1/2035	22,263	23,266
Pool # V83754, 5.50%, 1/1/2036	36,157	37,715
Pool # A82255, 5.50%, 9/1/2036	108,778	110,226
Pool # G03381, 5.50%, 9/1/2037	20,502	21,215
Pool # A89760, 4.50%, 12/1/2039	20,171	20,244
Pool # A92197, 5.00%, 5/1/2040	58,073	59,294
Pool # G06856, 6.00%, 5/1/2040	3,923	4,124
Pool # A93359, 4.00%, 8/1/2040	868	851
Pool # G06222, 4.00%, 1/1/2041	200,276	195,411
Pool # G07794, 5.50%, 6/1/2041	10,000	10,509
Pool # Q03516, 4.50%, 9/1/2041	22,025	22,041
Pool # Q04088, 3.50%, 10/1/2041	20,649	19,499
Pool # Q04688, 4.00%, 11/1/2041	3,025	2,962
Pool # G08477, 3.50%, 2/1/2042	7,468	7,053
Pool # Q06771, 3.00%, 3/1/2042	37,311	34,278
Pool # C03858, 3.50%, 4/1/2042	100,686	95,081
Pool # Q08646, 3.50%, 6/1/2042	23,528	22,218
Pool # G60737, 4.50%, 8/1/2042	97,491	97,731
Pool # Q11220, 3.50%, 9/1/2042	83,104	78,477
Pool # Q13477, 3.00%, 12/1/2042	115,000	105,647
Pool # Q14321, 3.00%, 12/1/2042	28,242	25,945
Pool # C04420, 3.00%, 1/1/2043	172,839	158,786
Pool # Q14694, 3.00%, 1/1/2043	1,331,698	1,223,390
Pool # G61723, 3.50%, 1/1/2043	68,961	65,121
Pool # C09031, 2.50%, 2/1/2043	89,436	78,001
Pool # V80026, 3.00%, 4/1/2043	50,871	46,733
Pool # Q17374, 4.00%, 4/1/2043	93,254	92,142
Pool # G62033, 4.00%, 11/1/2043	125,968	123,759
Pool # Z40090, 4.50%, 9/1/2044	27,448	27,547
Pool # G61769, 4.50%, 12/1/2044	67,965	68,210
Pool # G61617, 4.50%, 1/1/2045	22,752	22,820
Pool # G08651, 4.00%, 6/1/2045	95,095	92,962
Pool # G08653, 3.00%, 7/1/2045	45,918	41,619
Pool # Q35223, 4.00%, 8/1/2045	10,706	10,300
Pool # G60238, 3.50%, 10/1/2045	672,093	631,174

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # G60506, 3.50%, 4/1/2046	37,749	35,396
Pool # G08710, 3.00%, 6/1/2046	31,611	28,639
Pool # Q41024, 3.00%, 6/1/2046	539,499	488,527
Pool # G08724, 2.50%, 9/1/2046	11,645	10,155
Pool # G61070, 3.00%, 9/1/2046	457,086	419,901
Pool # G61730, 3.00%, 9/1/2046	126,385	116,107
Pool # G61235, 4.50%, 9/1/2046	22,837	22,919
Pool # G08736, 2.50%, 12/1/2046	12,317	10,741
Pool # Q45872, 3.00%, 1/1/2047	321,094	289,864
Pool # G08747, 3.00%, 2/1/2047	161,124	145,453
Pool # G61623, 3.00%, 4/1/2047	23,707	21,476
Pool # G60985, 3.00%, 5/1/2047	89,425	81,111
Pool # G60996, 3.50%, 5/1/2047	7,387	6,918
Pool # Q47884, 4.00%, 5/1/2047	21,804	21,166
Pool # V83233, 4.00%, 6/1/2047	92,969	90,186
Pool # G08775, 4.00%, 8/1/2047	31,233	30,115
Pool # Q50152, 4.00%, 8/1/2047	73,350	70,808
Pool # Q51268, 3.50%, 10/1/2047	48,478	45,210
Pool # G08787, 3.00%, 11/1/2047	287,399	258,405
Pool # G61681, 3.00%, 12/1/2047	6,587	5,923
Pool # Q52866, 3.00%, 12/1/2047	23,620	21,305
Pool # G08793, 4.00%, 12/1/2047	28,814	27,797
Pool # Q53751, 3.50%, 1/1/2048	84,514	78,904
Pool # G08812, 3.00%, 4/1/2048	10,254	9,209
Pool # G61866, 4.00%, 6/1/2048	23,223	22,816
Pool # G61607, 4.50%, 9/1/2048	111,073	110,441
Pool # G08842, 4.00%, 10/1/2048	12,001	11,537
Pool # G61885, 4.50%, 11/1/2048	27,287	27,085
Pool # G08862, 4.00%, 2/1/2049	19,659	18,926
Pool # Q61487, 4.00%, 2/1/2049	35,269	33,952
Pool # G08876, 3.50%, 5/1/2049	37,972	35,291
FHLMC UMBS, 15 Year
Pool # ZS5890, 4.00%, 7/1/2024	61,922	62,058
Pool # ZK2080, 4.00%, 1/1/2025	22,979	23,032
Pool # ZA2587, 4.00%, 9/1/2025	6,791	6,807
Pool # ZK2723, 3.50%, 11/1/2025	12,396	12,223
Pool # ZK3540, 3.00%, 9/1/2026	56,160	54,460
Pool # ZS8460, 3.00%, 4/1/2027	15,928	15,404
Pool # SB0031, 3.50%, 10/1/2027	24,094	23,558
Pool # ZS6674, 2.50%, 4/1/2028	340,551	324,747
Pool # ZS7140, 2.00%, 1/1/2029	187,840	176,596
Pool # ZS7751, 3.00%, 1/1/2029	101,889	98,202
Pool # SB0071, 2.50%, 5/1/2030	25,669	24,537
Pool # ZS7331, 3.00%, 12/1/2030	25,291	24,315
Pool # ZS7888, 2.50%, 10/1/2032	292,802	276,480
Pool # ZK9070, 3.00%, 11/1/2032	641,995	614,025
Pool # ZS7938, 2.50%, 1/1/2033	68,797	64,964
Pool # SB0256, 4.00%, 11/1/2033	57,637	57,766
Pool # SB0077, 3.50%, 10/1/2034	46,692	45,112

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # QN1148, 2.50%, 12/1/2034	69,915	65,014
Pool # SB8031, 2.50%, 2/1/2035	142,833	132,393
Pool # SB0302, 3.00%, 4/1/2035	513,049	484,055
Pool # QN2407, 2.00%, 6/1/2035	131,705	118,830
Pool # SB8500, 2.50%, 7/1/2035	376,153	348,654
Pool # SB0424, 2.00%, 10/1/2035	876,927	797,965
Pool # RC1712, 1.50%, 12/1/2035	1,155,237	1,013,578
Pool # SB8090, 2.50%, 2/1/2036	992,476	919,940
Pool # QN6095, 2.00%, 5/1/2036	151,532	136,769
Pool # QN6718, 2.00%, 6/1/2036	308,439	278,271
Pool # QN7057, 2.00%, 7/1/2036	176,042	158,824
Pool # SB8111, 2.00%, 7/1/2036	165,644	149,489
Pool # QN8347, 1.50%, 10/1/2036	366,968	321,918
Pool # SB8127, 1.50%, 11/1/2036	358,420	314,420
Pool # SB0570, 2.00%, 11/1/2036	348,170	314,234
Pool # SB8131, 1.50%, 12/1/2036	727,010	637,759
Pool # SB8136, 1.50%, 1/1/2037	458,517	402,083
Pool # SB8140, 1.50%, 2/1/2037	555,643	487,424
Pool # SB8147, 1.50%, 4/1/2037	946,556	830,039
FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	73,365	69,722
Pool # ZJ9491, 3.50%, 12/1/2032	17,757	17,388
Pool # ZS9164, 3.00%, 9/1/2033	448,712	425,874
Pool # SC0107, 3.50%, 11/1/2034	1,026,622	1,005,291
Pool # ZA2463, 3.50%, 6/1/2037	30,554	29,427
Pool # RB5026, 2.50%, 11/1/2039	37,343	33,180
Pool # QK0157, 2.50%, 1/1/2040	16,175	14,372
Pool # RB5032, 2.50%, 2/1/2040	30,648	27,233
Pool # RB5037, 2.50%, 3/1/2040	98,038	87,113
Pool # RB5043, 2.50%, 4/1/2040	41,504	36,894
Pool # RB5048, 2.50%, 5/1/2040	88,420	78,566
Pool # SC0131, 1.50%, 3/1/2041	213,838	176,919
Pool # SC0134, 1.50%, 3/1/2041	217,054	179,579
Pool # RB5142, 2.50%, 1/1/2042	460,487	405,704
Pool # RB5145, 2.00%, 2/1/2042	1,613,006	1,370,221
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	29,812	30,424
Pool # ZS2546, 5.00%, 2/1/2039	17,077	17,507
Pool # ZJ0449, 4.00%, 9/1/2040	20,682	20,158
Pool # ZL3548, 3.50%, 8/1/2042	72,212	68,116
Pool # ZA4209, 3.00%, 4/1/2043	785,367	720,679
Pool # ZS3712, 3.50%, 4/1/2043	159,837	150,763
Pool # ZS4077, 3.50%, 1/1/2044	21,786	20,541
Pool # ZS4592, 4.00%, 11/1/2044	141,634	138,346
Pool # ZS4609, 3.00%, 4/1/2045	38,173	34,631
Pool # ZS9618, 3.50%, 3/1/2046	464,405	435,258
Pool # SD0146, 3.00%, 11/1/2046	126,601	114,503
Pool # ZM2209, 3.50%, 12/1/2046	322,492	301,514
Pool # SD0388, 3.50%, 6/1/2047	468,575	440,969

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # ZS4729, 3.00%, 8/1/2047	301,527	272,405
Pool # ZM4635, 4.00%, 11/1/2047	418,939	405,454
Pool # SD0225, 3.00%, 12/1/2047	581,268	525,224
Pool # ZT0534, 3.50%, 12/1/2047	303,182	283,430
Pool # ZS4750, 3.00%, 1/1/2048	24,000	21,545
Pool # SD0343, 3.00%, 3/1/2048	801,482	726,787
Pool # SI2002, 4.00%, 3/1/2048	493,210	475,524
Pool # ZM6887, 3.00%, 5/1/2048	46,756	41,845
Pool # ZM7669, 3.50%, 8/1/2048	73,554	68,655
Pool # ZN4476, 3.50%, 12/1/2048	268,736	250,841
Pool # ZA6286, 4.00%, 2/1/2049	127,615	122,718
Pool # ZT1776, 3.50%, 3/1/2049	23,403	21,736
Pool # ZN5087, 4.00%, 4/1/2049	117,575	113,805
Pool # ZT1864, 4.00%, 4/1/2049	3,124	3,004
Pool # ZT1951, 3.50%, 5/1/2049	7,572	7,029
Pool # ZT1952, 4.00%, 5/1/2049	49,748	47,782
Pool # QA4907, 3.00%, 6/1/2049	121,337	109,458
Pool # ZT2086, 3.50%, 6/1/2049	42,414	39,349
Pool # SD7502, 3.50%, 7/1/2049	126,102	117,230
Pool # SD8001, 3.50%, 7/1/2049	14,871	13,787
Pool # SD7501, 4.00%, 7/1/2049	77,833	75,286
Pool # QA1997, 3.00%, 8/1/2049	18,350	16,384
Pool # RA1202, 3.50%, 8/1/2049	413,020	382,785
Pool # SD8005, 3.50%, 8/1/2049	52,195	48,374
Pool # SD8006, 4.00%, 8/1/2049	31,693	30,387
Pool # SD8023, 2.50%, 11/1/2049	8,466	7,318
Pool # QA4509, 3.00%, 11/1/2049	405,235	361,804
Pool # SD8025, 3.50%, 11/1/2049	154,877	143,599
Pool # SD8029, 2.50%, 12/1/2049	159,752	138,094
Pool # RA1878, 3.50%, 12/1/2049	114,811	106,157
Pool # SD8037, 2.50%, 1/1/2050	425,158	367,519
Pool # QA7416, 3.00%, 2/1/2050	380,743	339,808
Pool # QA7554, 3.00%, 2/1/2050	1,653,680	1,492,922
Pool # RA2116, 3.00%, 2/1/2050	578,272	517,981
Pool # SD0303, 2.50%, 4/1/2050	725,627	627,316
Pool # QA9653, 3.50%, 5/1/2050	41,351	38,374
Pool # SD8080, 2.00%, 6/1/2050	63,502	52,611
Pool # QB1691, 2.00%, 7/1/2050	866,486	717,779
Pool # SD8089, 2.50%, 7/1/2050	1,706,576	1,472,053
Pool # SD8083, 2.50%, 8/1/2050	1,259,821	1,086,693
Pool # RA3727, 2.00%, 10/1/2050	2,048,336	1,695,608
Pool # SD8104, 1.50%, 11/1/2050	1,265,295	989,350
Pool # RA4197, 2.50%, 12/1/2050	548,674	472,798
Pool # RA4349, 2.50%, 1/1/2051	352,767	305,444
Pool # QB8583, 1.50%, 2/1/2051	1,255,015	980,821
Pool # RA4530, 2.50%, 2/1/2051	542,067	466,076
Pool # SD8129, 2.50%, 2/1/2051	688,508	593,173
Pool # SD8140, 2.00%, 4/1/2051	411,420	340,153
Pool # SD8142, 3.00%, 4/1/2051	1,089,279	969,375

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SD8145, 1.50%, 5/1/2051	1,077,156	841,314
Pool # QC2565, 2.00%, 6/1/2051	1,814,352	1,499,129
Pool # QC3259, 2.00%, 6/1/2051	1,650,068	1,371,621
Pool # SD8158, 3.50%, 6/1/2051	323,246	296,795
Pool # SD8155, 2.00%, 7/1/2051	1,350,508	1,115,647
Pool # SD8156, 2.50%, 7/1/2051	644,114	553,271
Pool # QC5125, 2.00%, 8/1/2051	275,433	227,440
Pool # QC6057, 2.50%, 8/1/2051	268,070	230,262
Pool # SD8163, 3.50%, 8/1/2051	130,363	119,707
Pool # RA5832, 2.50%, 9/1/2051	745,193	639,862
Pool # SD8168, 3.00%, 9/1/2051	247,137	219,421
Pool # SD8172, 2.00%, 10/1/2051	835,125	689,330
Pool # SD8173, 2.50%, 10/1/2051	451,255	387,471
Pool # RA6507, 2.00%, 12/1/2051	1,938,132	1,597,422
Pool # QD3500, 2.50%, 12/1/2051	1,986,787	1,711,594
Pool # RA6694, 2.00%, 1/1/2052	476,178	392,930
Pool # SD0963, 3.50%, 1/1/2052	1,090,365	999,692
Pool # SD0897, 2.00%, 2/1/2052	1,933,921	1,603,211
Pool # SD8199, 2.00%, 3/1/2052	992,206	818,095
Pool # SD8204, 2.00%, 4/1/2052	1,936,990	1,596,097
Pool # QD9578, 2.50%, 4/1/2052	1,545,988	1,325,243
Pool # QD9765, 2.50%, 4/1/2052	1,548,258	1,327,506
Pool # SD0945, 3.50%, 4/1/2052	1,111,735	1,018,950
Pool # SD8214, 3.50%, 5/1/2052	1,158,692	1,062,159
Pool # RA7502, 5.00%, 6/1/2052	1,061,536	1,057,769
FNMA UMBS, 15 Year
Pool # AC8711, 4.00%, 12/1/2024	151,652	152,003
Pool # AC7007, 4.50%, 1/1/2025	11,192	11,204
Pool # AL9580, 4.00%, 3/1/2025	8,568	8,587
Pool # 932724, 4.00%, 4/1/2025	4,964	4,976
Pool # AE0971, 4.00%, 5/1/2025	16,241	16,277
Pool # AE0939, 3.50%, 2/1/2026	31,807	31,339
Pool # FM2968, 4.00%, 5/1/2026	8,922	8,943
Pool # AJ6632, 3.00%, 11/1/2026	40,495	39,221
Pool # AJ9357, 3.50%, 1/1/2027	83,985	82,603
Pool # AK4047, 3.00%, 2/1/2027	15,308	14,814
Pool # AL4586, 4.00%, 2/1/2027	31,797	31,872
Pool # AO0527, 3.00%, 5/1/2027	21,565	20,838
Pool # AO4400, 2.50%, 7/1/2027	48,011	45,984
Pool # AB5823, 3.50%, 8/1/2027	78,341	77,239
Pool # AL8138, 4.00%, 9/1/2027	18,265	18,308
Pool # AB6811, 2.50%, 10/1/2027	12,255	11,703
Pool # AQ9442, 2.00%, 12/1/2027	26,214	24,757
Pool # AB8447, 2.50%, 2/1/2028	22,379	21,336
Pool # AR4180, 2.50%, 2/1/2028	10,333	9,857
Pool # AL3802, 3.00%, 2/1/2028	64,160	62,020
Pool # AB8787, 2.00%, 3/1/2028	71,707	67,631
Pool # AP6059, 2.00%, 6/1/2028	8,788	8,253
Pool # BM5381, 3.00%, 6/1/2028	70,067	67,625

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BM1892, 2.50%, 9/1/2028	21,446	20,490
Pool # AS0761, 3.00%, 10/1/2028	27,136	26,062
Pool # AU6961, 3.00%, 10/1/2028	52,578	50,549
Pool # AL6132, 4.50%, 3/1/2029	6,082	6,089
Pool # FM1105, 2.50%, 6/1/2029	44,851	42,785
Pool # AS3345, 2.00%, 7/1/2029	13,306	12,376
Pool # MA2061, 3.00%, 10/1/2029	66,477	64,244
Pool # FM1465, 3.00%, 5/1/2030	114,449	110,128
Pool # 890666, 2.00%, 6/1/2030	27,699	25,918
Pool # MA2684, 3.00%, 7/1/2031	117,262	112,734
Pool # AL9418, 3.50%, 8/1/2031	40,305	39,735
Pool # BD5647, 2.00%, 11/1/2031	17,309	15,927
Pool # 890776, 3.50%, 11/1/2031	26,612	26,172
Pool # BM5490, 3.50%, 11/1/2031	18,152	17,896
Pool # AS8708, 2.50%, 2/1/2032	387,986	366,358
Pool # BM4993, 3.50%, 3/1/2032	40,331	39,210
Pool # BM4741, 3.00%, 4/1/2032	11,220	10,787
Pool # FM1645, 3.00%, 4/1/2032	142,771	137,416
Pool # MA3124, 2.50%, 9/1/2032	37,431	35,346
Pool # FM3099, 3.50%, 9/1/2032	44,811	44,184
Pool # CA0775, 2.50%, 11/1/2032	27,290	25,736
Pool # MA3188, 3.00%, 11/1/2032	20,027	19,154
Pool # BH7081, 2.50%, 12/1/2032	41,496	39,102
Pool # BH8720, 3.50%, 12/1/2032	39,459	38,119
Pool # FM1161, 2.50%, 1/1/2033	40,706	38,442
Pool # FM1691, 2.50%, 1/1/2033	16,300	15,435
Pool # FM2549, 2.50%, 1/1/2033	89,016	84,287
Pool # CA9078, 3.00%, 9/1/2033	522,522	502,375
Pool # FM1123, 4.00%, 9/1/2033	113,520	112,139
Pool # FM2153, 4.00%, 11/1/2033	125,015	125,297
Pool # BD9105, 4.00%, 1/1/2034	31,195	30,769
Pool # BM5306, 4.00%, 1/1/2034	4,863	4,779
Pool # FM1733, 3.50%, 5/1/2034	657,429	634,861
Pool # FM1842, 3.50%, 6/1/2034	144,484	141,728
Pool # FM6946, 3.00%, 7/1/2034	416,026	399,969
Pool # BO1822, 3.50%, 7/1/2034	69,575	67,186
Pool # MA3764, 2.50%, 9/1/2034	8,825	8,213
Pool # MA3910, 2.00%, 1/1/2035	27,942	25,221
Pool # FM3569, 3.00%, 1/1/2035	129,559	124,562
Pool # FM7941, 2.50%, 2/1/2035	372,975	352,213
Pool # FM8550, 3.00%, 2/1/2035	276,477	264,439
Pool # FM2708, 3.00%, 3/1/2035	65,680	63,150
Pool # MA4075, 2.50%, 7/1/2035	410,891	380,837
Pool # FM4035, 2.50%, 8/1/2035	69,496	64,410
Pool # CA7497, 2.50%, 10/1/2035	1,291,059	1,196,502
Pool # FM5396, 2.00%, 12/1/2035	805,157	726,694
Pool # BR3349, 1.50%, 1/1/2036	1,420,120	1,246,107
Pool # BR1309, 2.00%, 1/1/2036	535,487	483,338
Pool # FM5537, 2.00%, 1/1/2036	611,798	552,162

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM5797, 2.00%, 1/1/2036	600,603	542,042
Pool # FM5367, 1.50%, 2/1/2036	449,983	394,764
Pool # MA4261, 2.00%, 2/1/2036	661,250	595,137
Pool # CB0305, 1.50%, 5/1/2036	915,910	803,549
Pool # FM7843, 1.50%, 6/1/2036	83,849	73,571
Pool # BP3507, 2.00%, 6/1/2036	164,814	148,744
Pool # FM8292, 2.00%, 7/1/2036	277,708	250,651
Pool # MA4430, 1.00%, 8/1/2036	178,081	149,692
Pool # BT0273, 1.50%, 9/1/2036	449,590	394,382
Pool # MA4417, 1.50%, 9/1/2036	350,728	307,568
Pool # MA4418, 2.00%, 9/1/2036	170,460	153,832
Pool # MA4441, 1.50%, 10/1/2036	490,020	429,718
Pool # BT9452, 1.50%, 11/1/2036	179,478	157,391
Pool # FM9247, 2.00%, 11/1/2036	349,722	315,160
Pool # MA4497, 2.00%, 12/1/2036	2,524,664	2,278,339
Pool # MA4516, 2.00%, 1/1/2037	544,769	491,617
Pool # BV7189, 2.00%, 3/1/2037	911,499	822,538
Pool # MA4581, 1.50%, 4/1/2037	945,640	829,237
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	2,395	2,427
Pool # MA0885, 3.50%, 10/1/2031	29,070	28,466
Pool # AB4853, 3.00%, 4/1/2032	27,645	26,273
Pool # MA1058, 3.00%, 5/1/2032	12,938	12,296
Pool # MA1165, 3.00%, 9/1/2032	71,336	67,795
Pool # MA2079, 4.00%, 11/1/2034	14,271	13,857
Pool # AL7654, 3.00%, 9/1/2035	61,710	58,603
Pool # MA2472, 3.00%, 12/1/2035	12,374	11,744
Pool # FM1133, 4.00%, 6/1/2036	29,942	29,074
Pool # MA3099, 4.00%, 8/1/2037	87,992	85,438
Pool # BM5330, 2.50%, 12/1/2037	39,493	35,803
Pool # FM3204, 4.00%, 10/1/2038	33,993	33,175
Pool # MA4072, 2.50%, 7/1/2040	148,010	131,524
Pool # MA4128, 2.00%, 9/1/2040	1,374,560	1,184,761
Pool # MA4204, 2.00%, 12/1/2040	856,449	738,183
Pool # CA9019, 2.00%, 2/1/2041	379,973	327,503
Pool # MA4310, 1.50%, 4/1/2041	776,110	642,169
Pool # MA4422, 2.00%, 9/1/2041	403,455	344,732
Pool # MA4446, 2.00%, 10/1/2041	405,088	346,126
Pool # FS0316, 1.50%, 11/1/2041	665,755	544,253
Pool # MA4521, 2.50%, 1/1/2042	556,544	490,334
Pool # BV7697, 2.50%, 4/1/2042	965,515	850,690
Pool # MA4587, 2.50%, 4/1/2042	959,291	845,212
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	22,236	23,174
Pool # 711215, 5.50%, 6/1/2033	17,484	17,738
Pool # AA1005, 5.00%, 12/1/2033	13,256	13,650
Pool # 725232, 5.00%, 3/1/2034	10,384	10,708
Pool # 725228, 6.00%, 3/1/2034	53,906	56,175
Pool # 790003, 6.00%, 8/1/2034	16,173	16,724

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 735503, 6.00%, 4/1/2035	38,310	39,828
Pool # 190360, 5.00%, 8/1/2035	28,240	29,122
Pool # 904601, 6.00%, 11/1/2036	39,205	41,249
Pool # 888538, 5.50%, 1/1/2037	20,702	21,735
Pool # AB0284, 6.00%, 2/1/2037	37,532	39,242
Pool # AL2627, 5.00%, 7/1/2037	18,683	19,264
Pool # 956965, 6.50%, 12/1/2037	12,148	12,510
Pool # BH7907, 6.50%, 12/1/2037	18,669	19,892
Pool # 961793, 5.00%, 3/1/2038	74,414	76,676
Pool # 985661, 5.50%, 6/1/2038	13,263	13,713
Pool # AU7519, 3.50%, 9/1/2038	9,776	9,212
Pool # AA7402, 4.50%, 6/1/2039	108,040	108,216
Pool # AC2638, 5.00%, 10/1/2039	155,683	159,607
Pool # AL0100, 6.00%, 10/1/2039	53,529	56,319
Pool # AC4886, 5.00%, 11/1/2039	27,091	27,778
Pool # 190399, 5.50%, 11/1/2039	82,949	87,092
Pool # AB1143, 4.50%, 6/1/2040	87,846	88,069
Pool # AD6938, 4.50%, 6/1/2040	125,436	125,753
Pool # AD5479, 5.00%, 6/1/2040	23,906	24,446
Pool # AB1259, 5.00%, 7/1/2040	29,769	30,565
Pool # AB1292, 5.00%, 8/1/2040	14,075	14,233
Pool # AL5437, 5.00%, 8/1/2040	92,562	94,426
Pool # AB1421, 5.00%, 9/1/2040	43,670	44,658
Pool # AE4142, 5.00%, 9/1/2040	31,901	32,315
Pool # AE3857, 5.00%, 10/1/2040	659,607	673,562
Pool # AE8289, 4.00%, 12/1/2040	91,500	89,180
Pool # MA0622, 3.50%, 1/1/2041	31,733	29,933
Pool # AH2312, 5.00%, 1/1/2041	69,817	70,827
Pool # AE0828, 3.50%, 2/1/2041	17,797	16,784
Pool # AH3804, 4.00%, 2/1/2041	20,235	19,722
Pool # MA0639, 4.00%, 2/1/2041	31,806	30,999
Pool # AB2676, 3.50%, 4/1/2041	108,205	102,066
Pool # AL0241, 4.00%, 4/1/2041	65,358	63,701
Pool # AI1887, 4.50%, 5/1/2041	240,835	240,799
Pool # BM3118, 6.00%, 7/1/2041	81,965	86,106
Pool # AJ2293, 4.00%, 9/1/2041	19,884	19,399
Pool # AL0933, 5.00%, 10/1/2041	81,174	83,011
Pool # AW8154, 3.50%, 1/1/2042	20,970	19,780
Pool # AX5318, 4.50%, 1/1/2042	69,305	69,481
Pool # BD4480, 4.50%, 1/1/2042	359,022	359,931
Pool # AL1998, 4.00%, 3/1/2042	100,256	97,715
Pool # AO4134, 3.50%, 6/1/2042	13,068	12,327
Pool # AO8694, 4.50%, 7/1/2042	36,025	35,754
Pool # AP4258, 3.00%, 8/1/2042	84,243	77,310
Pool # AB6632, 3.50%, 10/1/2042	124,919	117,833
Pool # AB6633, 3.50%, 10/1/2042	23,009	21,704
Pool # AL3344, 4.50%, 10/1/2042	139,484	139,838
Pool # AB6828, 3.50%, 11/1/2042	118,700	111,967
Pool # AL3182, 3.50%, 12/1/2042	19,975	18,841

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AQ9316, 2.50%, 1/1/2043	55,384	48,246
Pool # AB7580, 3.00%, 1/1/2043	122,125	112,259
Pool # AQ1104, 3.00%, 1/1/2043	28,835	26,374
Pool # AR0168, 3.00%, 2/1/2043	51,071	46,864
Pool # AB7964, 3.50%, 2/1/2043	70,913	66,865
Pool # AR2271, 3.50%, 2/1/2043	267,816	252,420
Pool # BM4751, 3.50%, 3/1/2043	32,987	31,217
Pool # AB8742, 4.00%, 3/1/2043	14,907	14,714
Pool # AR6770, 4.00%, 3/1/2043	16,885	16,493
Pool # AT2015, 3.00%, 4/1/2043	34,381	31,549
Pool # AT2016, 3.00%, 4/1/2043	517,767	475,115
Pool # AB9194, 3.50%, 5/1/2043	119,373	112,485
Pool # FM4462, 3.50%, 5/1/2043	791,965	747,037
Pool # AU1629, 3.00%, 7/1/2043	80,453	73,427
Pool # BM3785, 3.50%, 7/1/2043	128,438	121,096
Pool # AS0241, 4.00%, 8/1/2043	790,146	766,701
Pool # BM3704, 3.00%, 9/1/2043	35,127	32,236
Pool # AT2612, 3.50%, 9/1/2043	77,000	72,748
Pool # AU4256, 3.50%, 9/1/2043	21,437	20,140
Pool # AU4283, 3.50%, 9/1/2043	19,776	18,637
Pool # AL4062, 4.00%, 9/1/2043	30,072	29,486
Pool # BM4635, 2.50%, 10/1/2043	158,412	138,019
Pool # AS1121, 4.00%, 11/1/2043	30,724	30,011
Pool # AV0022, 4.00%, 11/1/2043	468,410	457,545
Pool # AL7696, 3.00%, 12/1/2043	56,987	52,298
Pool # AV6103, 4.00%, 1/1/2044	170,551	166,656
Pool # BC1737, 4.00%, 1/1/2044	71,963	70,449
Pool # BM5365, 4.00%, 3/1/2044	70,618	68,828
Pool # FM1744, 3.50%, 5/1/2044	32,682	30,828
Pool # AS2700, 4.00%, 6/1/2044	40,022	39,093
Pool # AW6233, 4.50%, 6/1/2044	1,669,654	1,659,480
Pool # AS2947, 4.00%, 7/1/2044	39,432	38,517
Pool # AL9072, 5.00%, 7/1/2044	73,238	75,351
Pool # AL9569, 5.00%, 8/1/2044	105,441	108,348
Pool # AX0152, 4.50%, 9/1/2044	26,405	26,472
Pool # BM4620, 3.00%, 10/1/2044	89,835	82,494
Pool # AS3867, 4.00%, 11/1/2044	10,885	10,632
Pool # FM1746, 3.50%, 1/1/2045	100,014	94,341
Pool # FM0015, 4.00%, 2/1/2045	101,321	99,347
Pool # MA2193, 4.50%, 2/1/2045	18,684	18,731
Pool # FM3414, 4.00%, 3/1/2045	637,281	618,095
Pool # BM3398, 3.50%, 4/1/2045	14,463	13,637
Pool # CA2709, 4.00%, 9/1/2045	1,252,494	1,223,451
Pool # AS5851, 4.50%, 9/1/2045	11,555	11,510
Pool # AS6184, 3.50%, 11/1/2045	135,499	126,951
Pool # BA0315, 3.50%, 11/1/2045	430,437	401,761
Pool # FM1869, 4.00%, 11/1/2045	65,566	63,964
Pool # BM4833, 3.00%, 12/1/2045	570,864	518,487
Pool # FM1708, 3.00%, 12/1/2045	40,748	37,393

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BC0066, 3.50%, 12/1/2045	28,707	26,859
Pool # FM3413, 4.00%, 1/1/2046	80,590	78,721
Pool # FM2323, 4.00%, 2/1/2046	40,774	39,741
Pool # AL9128, 4.50%, 2/1/2046	20,003	19,985
Pool # AS6811, 3.00%, 3/1/2046	29,515	26,703
Pool # BM4834, 3.00%, 3/1/2046	29,869	27,409
Pool # FM1782, 4.00%, 3/1/2046	12,617	12,324
Pool # FM2195, 4.00%, 3/1/2046	30,198	29,443
Pool # AS7003, 3.00%, 4/1/2046	37,816	34,203
Pool # AS7198, 4.50%, 5/1/2046	108,533	108,179
Pool # BD0166, 2.50%, 6/1/2046	118,222	102,993
Pool # BM5168, 2.50%, 6/1/2046	25,548	22,259
Pool # BC6105, 3.50%, 6/1/2046	1,068,465	1,000,117
Pool # FM1780, 4.00%, 7/1/2046	694,180	677,777
Pool # AS7660, 2.50%, 8/1/2046	235,829	205,446
Pool # MA2730, 2.50%, 8/1/2046	32,997	28,623
Pool # FM3810, 3.00%, 10/1/2046	108,457	99,334
Pool # AL9385, 3.00%, 11/1/2046	51,486	46,468
Pool # MA2806, 3.00%, 11/1/2046	157,669	142,170
Pool # BM3288, 3.50%, 12/1/2046	22,209	20,791
Pool # BM4990, 2.50%, 1/1/2047	12,096	10,538
Pool # FM2807, 3.00%, 1/1/2047	83,743	76,021
Pool # 890856, 3.50%, 1/1/2047	129,388	121,193
Pool # FM3374, 3.50%, 1/1/2047	155,042	146,249
Pool # FM0041, 3.00%, 2/1/2047	607,389	548,422
Pool # BM5955, 4.00%, 2/1/2047	36,996	36,138
Pool # BM5270, 4.50%, 2/1/2047	16,720	16,762
Pool # BM4350, 3.00%, 3/1/2047	786,968	711,425
Pool # MA2920, 3.00%, 3/1/2047	7,891	7,116
Pool # FM3107, 3.50%, 3/1/2047	261,141	244,572
Pool # AS9313, 4.00%, 3/1/2047	16,915	16,423
Pool # FM4735, 3.00%, 4/1/2047	161,545	146,134
Pool # FM6073, 4.00%, 4/1/2047	1,196,939	1,157,816
Pool # AS9480, 4.50%, 4/1/2047	29,720	29,554
Pool # FM1772, 4.50%, 5/1/2047	15,833	15,873
Pool # BD0667, 4.50%, 6/1/2047	393,901	388,476
Pool # AS9937, 3.00%, 7/1/2047	587,590	529,695
Pool # AS9946, 3.50%, 7/1/2047	42,710	39,916
Pool # BM1568, 3.50%, 7/1/2047	69,655	65,453
Pool # BH7375, 3.50%, 8/1/2047	47,184	44,112
Pool # CA0148, 4.50%, 8/1/2047	11,803	11,677
Pool # CA0850, 3.00%, 9/1/2047	34,554	31,074
Pool # MA3147, 3.00%, 10/1/2047	40,237	36,170
Pool # BM2003, 4.00%, 10/1/2047	160,337	155,301
Pool # BH9392, 3.50%, 11/1/2047	13,348	12,439
Pool # CA0681, 3.50%, 11/1/2047	228,674	213,917
Pool # FM0028, 3.00%, 12/1/2047	48,322	44,116
Pool # MA3209, 3.00%, 12/1/2047	278,736	250,363
Pool # FM1420, 3.50%, 12/1/2047	216,992	203,517

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CA4015, 3.00%, 1/1/2048	9,615	8,638
Pool # BJ6154, 3.50%, 1/1/2048	174,233	162,779
Pool # MA3238, 3.50%, 1/1/2048	49,442	46,196
Pool # BJ5910, 3.50%, 2/1/2048	198,521	186,538
Pool # MA3305, 3.50%, 3/1/2048	796,606	742,566
Pool # FM3494, 2.50%, 4/1/2048	11,401	9,932
Pool # CA2687, 3.00%, 5/1/2048	23,003	20,753
Pool # BM4054, 4.00%, 5/1/2048	96,849	93,762
Pool # MA3425, 3.00%, 6/1/2048	33,255	29,785
Pool # BM4757, 3.50%, 7/1/2048	39,976	37,528
Pool # FM3438, 3.00%, 8/1/2048	690,641	623,341
Pool # BM2007, 4.00%, 9/1/2048	4,410	4,241
Pool # CA2368, 4.00%, 9/1/2048	28,780	27,675
Pool # MA3472, 5.00%, 9/1/2048	9,666	9,807
Pool # CA4655, 3.50%, 10/1/2048	91,883	85,863
Pool # MA3495, 4.00%, 10/1/2048	29,025	27,911
Pool # CA2432, 4.50%, 10/1/2048	53,654	53,193
Pool # FM7895, 3.50%, 11/1/2048	277,425	259,811
Pool # FM1248, 4.50%, 11/1/2048	17,031	16,903
Pool # CA2797, 4.50%, 12/1/2048	637,602	633,303
Pool # FM0030, 3.00%, 2/1/2049	51,616	46,612
Pool # FM6237, 3.50%, 4/1/2049	562,168	528,404
Pool # MA3637, 3.50%, 4/1/2049	18,159	16,858
Pool # MA3638, 4.00%, 4/1/2049	16,852	16,195
Pool # BN5418, 4.50%, 4/1/2049	20,791	20,581
Pool # MA3664, 4.00%, 5/1/2049	8,528	8,186
Pool # FM4074, 4.50%, 5/1/2049	292,144	289,586
Pool # CA4358, 3.50%, 7/1/2049	16,782	15,554
Pool # FM1672, 4.50%, 7/1/2049	787,710	786,538
Pool # MA3745, 3.50%, 8/1/2049	83,318	77,595
Pool # MA3746, 4.00%, 8/1/2049	12,569	12,033
Pool # FM1385, 5.00%, 8/1/2049	381,151	386,953
Pool # BO4012, 3.00%, 9/1/2049	110,004	98,205
Pool # FM1449, 3.50%, 9/1/2049	142,601	132,121
Pool # FM4430, 3.50%, 9/1/2049	557,907	518,866
Pool # FM3572, 4.50%, 9/1/2049	79,860	79,401
Pool # MA3803, 3.50%, 10/1/2049	40,408	37,597
Pool # MA3833, 2.50%, 11/1/2049	128,265	111,136
Pool # BK0350, 3.00%, 11/1/2049	1,080,849	970,753
Pool # MA3870, 2.50%, 12/1/2049	199,780	172,730
Pool # FM2363, 3.00%, 1/1/2050	1,965,957	1,774,908
Pool # MA3905, 3.00%, 1/1/2050	880,627	784,689
Pool # CA5021, 3.50%, 1/1/2050	37,431	34,596
Pool # FM5922, 3.50%, 1/1/2050	365,310	339,486
Pool # MA3906, 3.50%, 1/1/2050	37,689	34,849
Pool # CA5135, 2.50%, 2/1/2050	142,931	124,199
Pool # MA3936, 2.50%, 2/1/2050	146,466	126,634
Pool # FM2733, 2.50%, 3/1/2050	104,444	90,301
Pool # FM4883, 2.50%, 3/1/2050	2,013,546	1,740,915

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM4372, 3.50%, 3/1/2050	541,985	503,369
Pool # BP2403, 3.50%, 4/1/2050	280,198	257,448
Pool # BP5001, 2.50%, 5/1/2050	587,142	506,726
Pool # FM3257, 3.00%, 5/1/2050	248,397	224,500
Pool # BK2753, 2.50%, 7/1/2050	930,846	803,002
Pool # MA4078, 2.50%, 7/1/2050	359,033	309,723
Pool # BP6626, 2.00%, 8/1/2050	2,386,530	1,976,159
Pool # MA4100, 2.00%, 8/1/2050	1,123,338	932,046
Pool # BP9500, 2.50%, 8/1/2050	92,468	79,768
Pool # BQ0723, 3.50%, 8/1/2050	1,293,692	1,193,348
Pool # FM5750, 4.00%, 8/1/2050	344,054	327,772
Pool # MA4119, 2.00%, 9/1/2050	151,515	125,533
Pool # BK3044, 2.50%, 9/1/2050	779,446	671,790
Pool # BP6702, 2.50%, 9/1/2050	601,828	519,770
Pool # FM8260, 4.00%, 9/1/2050	566,441	549,621
Pool # MA4158, 2.00%, 10/1/2050	1,767,841	1,467,364
Pool # MA4159, 2.50%, 10/1/2050	592,652	510,567
Pool # MA4182, 2.00%, 11/1/2050	1,851,997	1,533,562
Pool # CA7603, 2.50%, 11/1/2050	321,777	277,184
Pool # MA4183, 2.50%, 11/1/2050	2,654,774	2,288,104
Pool # CA8222, 1.50%, 12/1/2050	1,508,855	1,179,344
Pool # MA4209, 1.50%, 12/1/2050	1,308,711	1,023,323
Pool # BQ5160, 2.00%, 12/1/2050	2,712,929	2,244,385
Pool # FM5849, 2.00%, 12/1/2050	911,404	754,358
Pool # MA4208, 2.00%, 12/1/2050	477,028	394,946
Pool # BR2807, 2.50%, 12/1/2050	1,311,519	1,133,941
Pool # MA4210, 2.50%, 12/1/2050	1,484,955	1,279,280
Pool # FM5597, 2.00%, 1/1/2051	223,505	184,939
Pool # FM6241, 2.00%, 1/1/2051	3,868,466	3,199,029
Pool # FM5854, 2.50%, 1/1/2051	186,599	160,609
Pool # MA4254, 1.50%, 2/1/2051	349,980	273,550
Pool # CA9190, 2.00%, 2/1/2051	867,789	717,606
Pool # FM6037, 2.00%, 2/1/2051	1,859,607	1,545,809
Pool # FM6126, 2.00%, 2/1/2051	218,167	180,548
Pool # MA4255, 2.00%, 2/1/2051	4,793,828	3,962,082
Pool # BR3515, 2.50%, 2/1/2051	166,160	142,940
Pool # FM6244, 2.00%, 3/1/2051	869,727	721,142
Pool # MA4281, 2.00%, 3/1/2051	263,381	217,805
Pool # FM6523, 2.50%, 3/1/2051	306,458	263,474
Pool # FM6764, 2.50%, 3/1/2051	880,652	757,533
Pool # FM6537, 2.00%, 4/1/2051	3,809,784	3,183,696
Pool # MA4306, 2.50%, 4/1/2051	256,249	220,254
Pool # FM7099, 3.00%, 4/1/2051	1,218,565	1,095,166
Pool # MA4325, 2.00%, 5/1/2051	2,371,145	1,960,037
Pool # FM7066, 2.50%, 5/1/2051	858,470	750,890
Pool # MA4355, 2.00%, 6/1/2051	445,345	367,979
Pool # CB0727, 2.50%, 6/1/2051	1,489,815	1,279,855
Pool # FM7418, 2.50%, 6/1/2051	920,563	791,346
Pool # FM8194, 2.00%, 7/1/2051	373,753	308,947

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4378, 2.00%, 7/1/2051	2,160,798	1,785,051
Pool # CB1027, 2.50%, 7/1/2051	275,241	236,365
Pool # MA4379, 2.50%, 7/1/2051	641,159	550,825
Pool # MA4380, 3.00%, 7/1/2051	228,233	202,694
Pool # FM8278, 3.50%, 7/1/2051	422,259	387,853
Pool # BT9030, 2.00%, 8/1/2051	187,676	154,941
Pool # MA4398, 2.00%, 8/1/2051	2,176,216	1,797,418
Pool # BR2236, 2.50%, 8/1/2051	270,616	232,382
Pool # BR2237, 2.50%, 8/1/2051	533,054	457,882
Pool # BR2258, 2.50%, 8/1/2051	176,936	151,997
Pool # CB1276, 2.50%, 8/1/2051	766,566	658,214
Pool # MA4399, 2.50%, 8/1/2051	1,473,373	1,265,573
Pool # MA4401, 3.50%, 8/1/2051	136,084	124,913
Pool # BT0240, 2.00%, 9/1/2051	184,927	152,675
Pool # MA4413, 2.00%, 9/1/2051	784,266	647,623
Pool # MA4414, 2.50%, 9/1/2051	530,239	455,379
Pool # MA4437, 2.00%, 10/1/2051	788,497	651,094
Pool # MA4438, 2.50%, 10/1/2051	540,125	463,319
Pool # CB1917, 3.00%, 10/1/2051	1,967,063	1,747,900
Pool # MA4464, 1.50%, 11/1/2051	570,616	445,113
Pool # MA4465, 2.00%, 11/1/2051	1,311,650	1,082,577
Pool # MA4492, 2.00%, 12/1/2051	3,049,202	2,517,367
Pool # FM9868, 2.50%, 12/1/2051	561,342	483,591
Pool # FM9870, 2.50%, 12/1/2051	567,742	488,488
Pool # MA4493, 2.50%, 12/1/2051	929,181	796,641
Pool # MA4511, 2.00%, 1/1/2052	854,349	705,266
Pool # MA4512, 2.50%, 1/1/2052	470,391	403,564
Pool # MA4547, 2.00%, 2/1/2052	2,407,503	1,986,464
Pool # MA4548, 2.50%, 2/1/2052	474,240	406,010
Pool # MA4578, 2.50%, 4/1/2052	1,642,272	1,406,065
Pool # MA4579, 3.00%, 4/1/2052	1,089,178	965,295
Pool # MA4598, 2.50%, 5/1/2052	1,656,864	1,418,614
Pool # MA4600, 3.50%, 5/1/2052	968,047	887,396
Pool # MA4700, 4.00%, 8/1/2052	1,986,117	1,879,158
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 3.50%, 12/25/2036 (a)	3,500,000	3,362,461
TBA, 1.50%, 12/25/2037 (a)	500,000	438,193
TBA, 3.00%, 12/25/2037 (a)	500,000	470,525
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 12/25/2052 (a)	12,000,000	9,883,594
TBA, 2.50%, 12/25/2052 (a)	13,600,000	11,633,313
TBA, 3.00%, 12/25/2052 (a)	9,900,000	8,761,004
TBA, 3.50%, 12/25/2052 (a)	5,900,000	5,400,344
TBA, 4.00%, 12/25/2052 (a)	8,351,000	7,896,588
TBA, 4.50%, 12/25/2052 (a)	3,866,000	3,762,705
TBA, 5.00%, 12/25/2052 (a)	1,100,000	1,094,500
TBA, 5.50%, 12/25/2052 (a)	500,000	505,676
GNMA I, 30 Year
Pool # 704155, 5.50%, 1/15/2039	17,076	18,092

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 726769, 5.00%, 9/15/2039	13,461	13,640
Pool # 721340, 5.00%, 12/15/2039	47,444	48,077
Pool # 754439, 3.50%, 12/15/2041	108,908	103,488
Pool # 711674, 3.00%, 9/15/2042	46,229	42,905
Pool # 783748, 3.50%, 4/15/2043	64,338	61,164
Pool # 784660, 4.00%, 4/15/2043	5,667	5,514
Pool # AC2224, 3.50%, 6/15/2043	42,502	40,395
Pool # 785088, 3.50%, 7/15/2043	58,208	55,692
Pool # AJ4151, 4.00%, 9/15/2044	203,661	197,982
Pool # AL9314, 3.00%, 3/15/2045	40,519	36,711
Pool # 784664, 4.00%, 4/15/2045	21,662	21,282
Pool # AO0544, 3.00%, 8/15/2045	22,131	20,052
Pool # 627030, 3.00%, 12/15/2045	22,162	20,074
Pool # 784429, 3.00%, 8/15/2046	80,165	74,038
Pool # 784652, 4.00%, 11/15/2047	459,084	452,592
Pool # 784766, 3.50%, 3/15/2048	491,032	466,117
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	57,468	54,938
Pool # MA4625, 3.50%, 8/20/2032	22,817	22,072
Pool # MA6906, 2.50%, 10/20/2035	385,179	354,666
GNMA II, 30 Year
Pool # 711773, 3.50%, 6/20/2033	53,555	49,776
Pool # 3459, 5.50%, 10/20/2033	47,939	49,599
Pool # AQ5932, 3.50%, 1/20/2036	71,040	66,020
Pool # 4222, 6.00%, 8/20/2038	8,851	9,388
Pool # 709148, 4.50%, 2/20/2039	28,759	28,323
Pool # 4446, 4.50%, 5/20/2039	2,705	2,731
Pool # 4467, 4.00%, 6/20/2039	12,482	12,169
Pool # 4468, 4.50%, 6/20/2039	2,410	2,433
Pool # 4494, 4.00%, 7/20/2039	13,481	13,143
Pool # 4495, 4.50%, 7/20/2039	10,423	10,523
Pool # 4519, 4.50%, 8/20/2039	3,862	3,900
Pool # 4558, 4.50%, 10/20/2039	3,289	3,321
Pool # 4576, 4.00%, 11/20/2039	6,291	6,133
Pool # 4598, 4.50%, 12/20/2039	6,403	6,464
Pool # 4617, 4.50%, 1/20/2040	3,478	3,512
Pool # 4636, 4.50%, 2/20/2040	5,009	5,058
Pool # 4656, 4.00%, 3/20/2040	10,197	9,940
Pool # 4677, 4.00%, 4/20/2040	27,010	26,332
Pool # 4678, 4.50%, 4/20/2040	1,211	1,223
Pool # 4695, 4.00%, 5/20/2040	2,959	2,885
Pool # 4696, 4.50%, 5/20/2040	1,208	1,220
Pool # 4712, 4.00%, 6/20/2040	4,759	4,639
Pool # 4800, 4.00%, 9/20/2040	4,833	4,711
Pool # 737727, 4.00%, 12/20/2040	42,104	40,918
Pool # 4945, 4.00%, 2/20/2041	10,453	10,191
Pool # 759342, 4.50%, 2/20/2041	219,691	218,082
Pool # 4950, 5.50%, 2/20/2041	19,167	20,071
Pool # 4976, 3.50%, 3/20/2041	11,931	11,370

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 4977, 4.00%, 3/20/2041	19,145	18,664
Pool # 5016, 4.00%, 4/20/2041	7,423	7,237
Pool # 5054, 4.00%, 5/20/2041	11,624	11,333
Pool # 5114, 4.00%, 7/20/2041	1,524	1,486
Pool # 779497, 3.50%, 10/20/2041	7,803	7,296
Pool # 5233, 4.00%, 11/20/2041	1,878	1,831
Pool # 5258, 3.50%, 12/20/2041	113,648	108,212
Pool # 5259, 4.00%, 12/20/2041	7,172	6,992
Pool # 5279, 3.50%, 1/20/2042	21,131	20,120
Pool # 5330, 3.00%, 3/20/2042	13,738	12,721
Pool # 754406, 3.50%, 5/20/2042	53,489	49,910
Pool # MA0220, 3.50%, 7/20/2042	8,893	8,467
Pool # MA0318, 3.50%, 8/20/2042	123,661	117,743
Pool # 796468, 4.00%, 9/20/2042	18,772	18,346
Pool # AA6040, 3.00%, 1/20/2043	92,173	83,558
Pool # AD1584, 3.00%, 1/20/2043	123,290	111,418
Pool # AD2125, 3.50%, 1/20/2043	85,849	82,639
Pool # AA6054, 3.00%, 2/20/2043	187,914	171,082
Pool # AD1744, 3.00%, 2/20/2043	15,834	14,732
Pool # 783755, 3.00%, 4/20/2043	124,696	115,476
Pool # 783976, 3.50%, 4/20/2043	20,656	19,433
Pool # MA1012, 3.50%, 5/20/2043	105,679	100,715
Pool # MA1157, 3.50%, 7/20/2043	20,922	19,920
Pool # MA1284, 3.00%, 9/20/2043	16,756	15,530
Pool # 785065, 3.50%, 10/20/2043	220,469	204,789
Pool # MA1376, 4.00%, 10/20/2043	98,605	95,936
Pool # AI7106, 4.00%, 6/20/2044	30,117	29,278
Pool # 784026, 3.50%, 12/20/2044	185,733	175,915
Pool # MA2678, 3.50%, 3/20/2045	130,322	123,217
Pool # MA2679, 4.00%, 3/20/2045	45,339	44,004
Pool # MA2753, 3.00%, 4/20/2045	66,839	61,899
Pool # 626942, 3.00%, 5/20/2045	156,851	139,797
Pool # MA2825, 3.00%, 5/20/2045	169,322	156,808
Pool # MA2829, 5.00%, 5/20/2045	24,947	25,677
Pool # 784800, 3.00%, 6/20/2045	33,543	30,383
Pool # AM9881, 3.00%, 6/20/2045	21,379	19,390
Pool # MA3247, 5.00%, 11/20/2045	21,814	22,453
Pool # AO9442, 3.50%, 12/20/2045	20,345	19,185
Pool # 784119, 3.00%, 2/20/2046	146,187	134,706
Pool # MA3458, 5.50%, 2/20/2046	30,973	32,434
Pool # MA3520, 3.00%, 3/20/2046	396,417	365,285
Pool # MA3735, 3.00%, 6/20/2046	270,090	248,184
Pool # AT7138, 3.50%, 6/20/2046	276,180	254,109
Pool # MA3935, 2.50%, 9/20/2046	71,646	64,073
Pool # 784768, 3.00%, 9/20/2046	77,959	71,588
Pool # AT8215, 3.00%, 9/20/2046	22,724	20,643
Pool # MA4002, 2.50%, 10/20/2046	392,823	351,312
Pool # AW0199, 3.00%, 10/20/2046	50,275	45,664
Pool # MA4068, 3.00%, 11/20/2046	11,426	10,480

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4072, 5.00%, 11/20/2046	25,128	25,865
Pool # MA4125, 2.50%, 12/20/2046	358,848	320,927
Pool # MA4126, 3.00%, 12/20/2046	53,720	49,241
Pool # MA4260, 2.50%, 2/20/2047	62,896	56,250
Pool # AZ3119, 3.50%, 3/20/2047	30,413	28,250
Pool # AZ7084, 3.50%, 4/20/2047	96,576	90,450
Pool # MA4511, 4.00%, 6/20/2047	167,911	162,675
Pool # BA5041, 5.00%, 6/20/2047	96,437	97,515
Pool # MA4584, 2.50%, 7/20/2047	83,720	74,875
Pool # MA4718, 3.00%, 9/20/2047	7,373	6,737
Pool # MA4721, 4.50%, 9/20/2047	31,555	31,459
Pool # MA4836, 3.00%, 11/20/2047	357,023	327,644
Pool # BC2742, 3.50%, 11/20/2047	644,790	596,518
Pool # BD6940, 3.50%, 12/20/2047	154	142
Pool # MA4900, 3.50%, 12/20/2047	87,411	82,363
Pool # MA5019, 3.50%, 2/20/2048	227,881	214,819
Pool # MA5077, 3.50%, 3/20/2048	33,924	31,938
Pool # MA5138, 4.50%, 4/20/2048	13,351	13,269
Pool # 785033, 3.50%, 5/20/2048	212,442	205,213
Pool # MA5194, 5.00%, 5/20/2048	83,547	84,334
Pool # MA5329, 3.50%, 7/20/2048	8,175	7,696
Pool # MA5468, 5.00%, 9/20/2048	6,434	6,470
Pool # MA5527, 3.50%, 10/20/2048	29,869	28,129
Pool # MA5595, 4.00%, 11/20/2048	37,284	35,997
Pool # BJ6759, 4.50%, 11/20/2048	336,921	331,824
Pool # MA5650, 3.50%, 12/20/2048	12,269	11,550
Pool # MA5651, 4.00%, 12/20/2048	178,526	171,645
Pool # MA5709, 3.50%, 1/20/2049	85,774	80,770
Pool # BI6473, 4.00%, 1/20/2049	713,615	698,728
Pool # BJ9901, 3.00%, 2/20/2049	56,331	51,004
Pool # MA5930, 3.50%, 5/20/2049	11,042	10,360
Pool # MA5983, 2.50%, 6/20/2049	125,313	112,072
Pool # MA5985, 3.50%, 6/20/2049	44,246	41,291
Pool # MA5987, 4.50%, 6/20/2049	39,067	38,556
Pool # MA5988, 5.00%, 6/20/2049	7,344	7,382
Pool # MA6039, 3.50%, 7/20/2049	74,142	69,553
Pool # BM5450, 4.50%, 7/20/2049	73,678	72,436
Pool # MA6220, 4.00%, 10/20/2049	193,740	185,620
Pool # BR4627, 3.00%, 11/20/2049	498,965	452,729
Pool # 785067, 3.50%, 12/20/2049	393,968	362,159
Pool # MA6478, 5.00%, 2/20/2050	25,558	25,891
Pool # MA6542, 3.50%, 3/20/2050	246,533	232,470
Pool # MA6545, 5.00%, 3/20/2050	29,193	29,641
Pool # BV1348, 2.50%, 6/20/2050	49,943	42,377
Pool # MA6709, 2.50%, 6/20/2050	724,103	641,717
Pool # MA6818, 2.00%, 8/20/2050	1,348,491	1,154,187
Pool # BY8818, 2.00%, 10/20/2050	557,328	471,729
Pool # 785401, 2.50%, 10/20/2050	766,616	662,356
Pool # MA6994, 2.00%, 11/20/2050	1,480,959	1,267,541

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BY8832, 2.50%, 11/20/2050	477,296	415,922
Pool # MA7051, 2.00%, 12/20/2050	2,298,230	1,966,946
Pool # CA4485, 2.50%, 12/20/2050	573,581	492,985
Pool # MA7052, 2.50%, 12/20/2050	944,877	834,759
Pool # MA7055, 4.00%, 12/20/2050	249,259	238,960
Pool # MA7135, 2.00%, 1/20/2051	2,627,068	2,248,398
Pool # MA7254, 2.00%, 3/20/2051	1,137,033	972,907
Pool # MA7311, 2.00%, 4/20/2051	2,690,594	2,301,659
Pool # 785449, 3.00%, 4/20/2051	302,122	273,813
Pool # MA7367, 2.50%, 5/20/2051	1,546,605	1,364,566
Pool # MA7368, 3.00%, 5/20/2051	474,821	431,371
Pool # MA7417, 2.00%, 6/20/2051	3,115,863	2,663,494
Pool # MA7418, 2.50%, 6/20/2051	1,706,435	1,504,828
Pool # MA7420, 3.50%, 6/20/2051	431,605	404,589
Pool # MA7471, 2.00%, 7/20/2051	2,542,279	2,172,072
Pool # MA7472, 2.50%, 7/20/2051	821,580	724,166
Pool # MA7473, 3.00%, 7/20/2051	516,365	468,908
Pool # MA7533, 2.00%, 8/20/2051	1,059,460	904,955
Pool # MA7588, 2.00%, 9/20/2051	1,077,327	919,994
Pool # MA7589, 2.50%, 9/20/2051	446,106	393,024
Pool # MA7766, 2.00%, 12/20/2051	2,346,471	2,001,904
Pool # MA7826, 2.00%, 1/20/2052	473,341	403,679
Pool # 785881, 2.50%, 1/20/2052	2,069,486	1,778,546
Pool # 785945, 3.00%, 2/20/2052	962,855	872,379
Pool # 786017, 3.00%, 3/20/2052	972,047	881,311
Pool # MA7937, 3.00%, 3/20/2052	956,911	866,357
Pool # MA7986, 2.00%, 4/20/2052	1,163,135	990,284
Pool # MA7988, 3.00%, 4/20/2052	969,673	877,697
Pool # MA8043, 3.00%, 5/20/2052	1,990,782	1,798,877
Pool # MA8267, 4.00%, 9/20/2052	1,194,705	1,140,975
Pool # MA8269, 5.00%, 9/20/2052	647,130	646,977
Pool # MA8270, 5.50%, 9/20/2052	996,534	1,008,856
GNMA II, Single Family, 30 Year
TBA, 3.00%, 12/15/2051 (a)	3,700,000	3,341,377
TBA, 4.00%, 12/15/2051 (a)	1,600,000	1,527,188
TBA, 2.00%, 12/15/2052 (a)	1,600,000	1,361,500
TBA, 2.50%, 12/15/2052 (a)	6,300,000	5,536,125
TBA, 3.50%, 12/15/2052 (a)	600,000	556,969
TBA, 4.50%, 12/15/2052 (a)	2,200,000	2,154,711
TBA, 5.00%, 12/15/2052 (a)	1,250,000	1,248,828
Total Mortgage-Backed Securities (Cost $355,743,870)		318,443,412
Corporate Bonds — 24.3%
Aerospace & Defense — 0.5%
Lockheed Martin Corp.
5.10%, 11/15/2027	728,000	748,899
1.85%, 6/15/2030	816,000	674,859
3.60%, 3/1/2035	117,000	105,113
4.50%, 5/15/2036	926,000	892,747

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Aerospace & Defense — continued
3.80%, 3/1/2045	435,000	365,172
4.09%, 9/15/2052	443,000	382,593
4.15%, 6/15/2053	12,000	10,518
4.30%, 6/15/2062	2,492,000	2,163,311
		5,343,212
Banks — 2.7%
Bank of Nova Scotia (The) (Canada)
0.65%, 7/31/2024	55,000	51,154
1.95%, 2/2/2027 (b)	1,608,000	1,435,551
2.45%, 2/2/2032	554,000	448,600
Canadian Imperial Bank of Commerce (Canada)
1.25%, 6/22/2026	1,088,000	958,082
3.60%, 4/7/2032	500,000	445,690
Discover Bank
4.65%, 9/13/2028	960,000	896,149
2.70%, 2/6/2030	699,000	560,180
First Horizon Corp. 4.00%, 5/26/2025	402,000	388,298
First-Citizens Bank & Trust Co. (3-MONTH CME TERM SOFR + 1.72%), 2.97%, 9/27/2025 (c)	1,025,000	968,245
Korea Development Bank (The) (South Korea)
1.38%, 4/25/2027	882,000	766,052
1.63%, 1/19/2031	200,000	158,876
2.00%, 10/25/2031	424,000	341,601
Kreditanstalt fuer Wiederaufbau (Germany)
0.25%, 3/8/2024	181,000	171,405
0.50%, 9/20/2024	500,000	465,844
1.00%, 10/1/2026	368,000	327,945
Zero Coupon, 6/29/2037	1,203,000	673,060
Landwirtschaftliche Rentenbank (Germany)
0.88%, 3/30/2026	170,000	152,607
0.88%, 9/3/2030	964,000	771,002
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (c)	1,179,000	1,156,399
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	1,381,000	1,222,399
Oesterreichische Kontrollbank AG (Austria)
1.50%, 2/12/2025	150,000	141,215
0.50%, 2/2/2026	888,000	789,383
Regions Financial Corp. 2.25%, 5/18/2025	63,000	58,998
Royal Bank of Canada (Canada)
2.55%, 7/16/2024	1,908,000	1,838,455
2.25%, 11/1/2024 (b)	879,000	837,061
1.15%, 6/10/2025	349,000	319,522
0.88%, 1/20/2026	20,000	17,776
Series FXD, 2.05%, 1/21/2027	560,000	503,240
3.63%, 5/4/2027 (b)	271,000	257,899
3.88%, 5/4/2032	1,967,000	1,805,313
SVB Financial Group
1.80%, 10/28/2026	2,251,000	1,956,846

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
2.10%, 5/15/2028	234,000	191,872
3.13%, 6/5/2030 (b)	63,000	51,528
1.80%, 2/2/2031 (b)	251,000	179,481
Toronto-Dominion Bank (The) (Canada) 0.75%, 1/6/2026	11,218,000	9,904,484
		31,212,212
Beverages — 0.0% ^
Brown-Forman Corp.
3.50%, 4/15/2025 (b)	186,000	181,900
4.00%, 4/15/2038	113,000	100,941
4.50%, 7/15/2045	161,000	150,069
		432,910
Biotechnology — 0.4%
Amgen, Inc.
3.20%, 11/2/2027	2,330,000	2,196,242
2.30%, 2/25/2031	750,000	625,756
4.56%, 6/15/2048	200,000	177,352
3.38%, 2/21/2050	100,000	72,831
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	244,000	191,803
2.80%, 9/15/2050	2,075,000	1,328,874
		4,592,858
Building Products — 0.0% ^
Allegion plc 3.50%, 10/1/2029	344,000	296,941
Capital Markets — 3.3%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	4,063,000	3,973,596
3.00%, 4/2/2025	133,000	127,866
BGC Partners, Inc. 3.75%, 10/1/2024	175,000	167,093
BlackRock, Inc.
3.20%, 3/15/2027	1,652,000	1,591,929
3.25%, 4/30/2029 (b)	300,000	279,035
2.40%, 4/30/2030	198,000	170,591
2.10%, 2/25/2032	2,049,000	1,665,362
Cboe Global Markets, Inc. 1.63%, 12/15/2030 (b)	1,377,000	1,086,085
Charles Schwab Corp. (The)
3.75%, 4/1/2024	227,000	224,285
4.20%, 3/24/2025	85,000	84,637
3.63%, 4/1/2025	10,000	9,769
0.90%, 3/11/2026	2,362,000	2,105,763
2.45%, 3/3/2027	534,000	491,314
3.30%, 4/1/2027	1,197,000	1,140,186
2.00%, 3/20/2028	1,009,000	893,218
4.00%, 2/1/2029	451,000	432,844
3.25%, 5/22/2029	1,409,000	1,288,960
4.63%, 3/22/2030	513,000	508,315
1.95%, 12/1/2031	12,000	9,520

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
CI Financial Corp. (Canada)
3.20%, 12/17/2030	1,869,000	1,438,970
4.10%, 6/15/2051	22,000	13,404
CME Group, Inc.
3.00%, 3/15/2025 (b)	363,000	351,612
2.65%, 3/15/2032	350,000	298,787
4.15%, 6/15/2048	1,877,000	1,694,417
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	167,000	160,205
(SOFR + 2.58%), 3.96%, 11/26/2025 (c)	4,471,000	4,223,097
(SOFR + 3.19%), 6.12%, 7/14/2026 (c)	481,000	475,451
(SOFR + 3.04%), 3.55%, 9/18/2031 (c)	441,000	350,675
Franklin Resources, Inc. 2.95%, 8/12/2051	112,000	71,286
Intercontinental Exchange, Inc.
3.75%, 12/1/2025	57,000	55,800
1.85%, 9/15/2032	335,000	257,420
2.65%, 9/15/2040 (b)	1,958,000	1,399,209
3.00%, 6/15/2050	1,195,000	835,151
4.95%, 6/15/2052	202,000	194,827
5.20%, 6/15/2062	57,000	55,542
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	539,000	532,040
Lazard Group LLC
3.75%, 2/13/2025	2,416,000	2,340,743
3.63%, 3/1/2027	276,000	257,922
4.38%, 3/11/2029	404,000	378,057
Morgan Stanley (SOFR + 0.46%), 0.53%, 1/25/2024 (c)	877,000	868,346
Nasdaq, Inc.
3.85%, 6/30/2026	519,000	502,838
1.65%, 1/15/2031 (b)	224,000	173,186
2.50%, 12/21/2040	161,000	107,075
3.25%, 4/28/2050	1,789,000	1,236,087
3.95%, 3/7/2052	289,000	227,642
Raymond James Financial, Inc.
4.65%, 4/1/2030	199,000	194,421
4.95%, 7/15/2046	216,000	196,508
3.75%, 4/1/2051	231,000	171,588
S&P Global, Inc.
2.95%, 1/22/2027	311,000	293,781
2.50%, 12/1/2029	408,000	353,664
3.25%, 12/1/2049	189,000	139,766
2.30%, 8/15/2060	1,093,000	629,671
Stifel Financial Corp.
4.25%, 7/18/2024	783,000	769,233
4.00%, 5/15/2030	621,000	544,871
		38,043,660
Chemicals — 0.2%
CF Industries, Inc. 5.38%, 3/15/2044	434,000	397,029

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
EI du Pont de Nemours and Co.
1.70%, 7/15/2025	89,000	82,455
2.30%, 7/15/2030	1,532,000	1,291,530
Huntsman International LLC
4.50%, 5/1/2029	497,000	450,538
2.95%, 6/15/2031	541,000	428,431
		2,649,983
Commercial Services & Supplies — 0.2%
Waste Connections, Inc. 4.20%, 1/15/2033	2,052,000	1,938,430
Communications Equipment — 0.5%
Cisco Systems, Inc.
3.63%, 3/4/2024 (b)	15,000	14,834
3.50%, 6/15/2025	1,802,000	1,764,395
2.95%, 2/28/2026	684,000	657,472
2.50%, 9/20/2026	835,000	791,451
5.90%, 2/15/2039	200,000	219,071
5.50%, 1/15/2040	1,000,000	1,052,734
Juniper Networks, Inc.
3.75%, 8/15/2029	157,000	140,114
2.00%, 12/10/2030	1,733,000	1,321,017
		5,961,088
Construction & Engineering — 0.1%
Valmont Industries, Inc. 5.25%, 10/1/2054	1,399,000	1,218,743
Construction Materials — 0.0% ^
Eagle Materials, Inc. 2.50%, 7/1/2031	723,000	566,334
Consumer Finance — 1.5%
Ally Financial, Inc.
1.45%, 10/2/2023	712,600	688,709
3.88%, 5/21/2024	1,242,000	1,209,159
5.13%, 9/30/2024	403,000	399,904
4.63%, 3/30/2025	130,000	128,139
2.20%, 11/2/2028	1,411,000	1,127,789
8.00%, 11/01/2031	740,000	791,918
American Express Co.
3.70%, 8/3/2023	976,000	967,801
2.50%, 7/30/2024	100,000	96,452
4.20%, 11/6/2025	584,000	577,661
1.65%, 11/4/2026	1,933,000	1,719,937
3.30%, 5/3/2027	726,000	679,791
(SOFR + 1.76%), 4.42%, 8/3/2033 (c)	213,000	202,145
4.05%, 12/3/2042	3,213,000	2,801,826
Discover Financial Services
3.95%, 11/6/2024	1,951,000	1,899,552
4.10%, 2/9/2027	856,000	805,250

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Synchrony Financial
4.50%, 7/23/2025	42,000	40,213
5.15%, 3/19/2029	3,825,000	3,652,517
		17,788,763
Containers & Packaging — 0.2%
Avery Dennison Corp.
4.88%, 12/6/2028	1,649,000	1,620,230
2.65%, 4/30/2030	935,000	774,206
		2,394,436
Diversified Financial Services — 0.2%
Block Financial LLC
2.50%, 7/15/2028	170,000	145,396
3.88%, 8/15/2030	857,000	758,534
National Rural Utilities Cooperative Finance Corp.
Series D, 1.00%, 10/18/2024	1,019,000	946,537
4.02%, 11/1/2032	655,000	599,848
		2,450,315
Diversified Telecommunication Services — 0.1%
Bell Canada (The) (Canada)
Series US-5, 2.15%, 2/15/2032	543,000	428,982
Series US-6, 3.20%, 2/15/2052	336,000	230,057
Koninklijke KPN NV (Netherlands) 8.38%, 10/1/2030	355,000	402,765
		1,061,804
Electric Utilities — 1.2%
Alabama Power Co.
Series 20-A, 1.45%, 9/15/2030	667,000	524,230
Series A, 4.30%, 7/15/2048	75,000	63,619
3.45%, 10/1/2049	376,000	277,320
Cleco Corporate Holdings LLC 3.74%, 5/1/2026 (d)	578,000	545,822
Emera US Finance LP (Canada) 2.64%, 6/15/2031	1,034,000	821,789
Enel Americas SA (Chile) 4.00%, 10/25/2026	168,000	159,520
Georgia Power Co.
Series A, 2.20%, 9/15/2024	1,215,000	1,158,096
Series B, 3.70%, 1/30/2050	299,000	227,766
5.13%, 5/15/2052	47,000	45,433
Hydro-Quebec (Canada) 8.50%, 12/1/2029	50,000	61,822
Iberdrola International BV (Spain)
5.81%, 3/15/2025	345,000	353,116
6.75%, 7/15/2036	278,000	294,183
Interstate Power and Light Co.
3.70%, 9/15/2046	2,507,000	1,848,848
3.50%, 9/30/2049	1,195,000	877,275
Ohio Edison Co. 6.88%, 7/15/2036	400,000	438,567
Oklahoma Gas and Electric Co.
3.80%, 8/15/2028	400,000	376,576
3.30%, 3/15/2030	81,000	72,134

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
4.15%, 4/1/2047	52,000	42,231
PG&E Wildfire Recovery Funding LLC Series A-4, 4.45%, 12/1/2047	600,000	527,154
Southern Co. (The)
Series A, 3.70%, 4/30/2030	3,068,000	2,787,171
4.40%, 7/1/2046	548,000	464,161
Tampa Electric Co.
2.40%, 3/15/2031	653,000	538,554
4.10%, 6/15/2042	122,000	100,496
Tucson Electric Power Co.
1.50%, 8/1/2030	60,000	46,374
3.25%, 5/1/2051	264,000	179,396
Union Electric Co.
8.45%, 3/15/2039	60,000	76,584
3.90%, 9/15/2042	1,507,000	1,247,137
Wisconsin Power and Light Co.
3.05%, 10/15/2027	318,000	295,254
3.65%, 4/1/2050	28,000	21,060
		14,471,688
Electronic Equipment, Instruments & Components — 0.3%
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	24,000	21,828
Amphenol Corp.
2.05%, 3/1/2025	280,000	263,680
4.35%, 6/1/2029	51,000	49,288
2.80%, 2/15/2030	540,000	468,721
2.20%, 9/15/2031	532,000	427,445
CDW LLC 3.57%, 12/1/2031	2,164,000	1,785,816
Tyco Electronics Group SA (Switzerland) 2.50%, 2/4/2032	959,000	798,424
		3,815,202
Entertainment — 0.4%
Activision Blizzard, Inc.
3.40%, 6/15/2027	41,000	38,974
1.35%, 9/15/2030	2,598,000	2,052,520
4.50%, 6/15/2047	1,249,000	1,131,031
2.50%, 9/15/2050	835,000	531,191
Electronic Arts, Inc.
4.80%, 3/1/2026 (b)	397,000	398,668
1.85%, 2/15/2031	523,000	419,919
		4,572,303
Food & Staples Retailing — 0.2%
Ahold Finance USA LLC (Netherlands) 6.88%, 5/1/2029	716,000	759,836
Costco Wholesale Corp.
2.75%, 5/18/2024 (b)	300,000	293,087
1.38%, 6/20/2027	132,000	116,996
1.75%, 4/20/2032	1,467,000	1,180,662
		2,350,581

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — 0.0% ^
Flowers Foods, Inc. 2.40%, 3/15/2031	123,000	99,679
Gas Utilities — 0.2%
National Fuel Gas Co.
5.20%, 7/15/2025	1,539,000	1,535,431
5.50%, 1/15/2026	600,000	601,255
3.95%, 9/15/2027	105,000	96,502
4.75%, 9/1/2028	674,000	636,197
		2,869,385
Health Care Equipment & Supplies — 0.2%
Edwards Lifesciences Corp. 4.30%, 6/15/2028	461,000	445,407
STERIS Irish FinCo. UnLtd Co. 3.75%, 3/15/2051	2,773,000	2,021,255
		2,466,662
Health Care Providers & Services — 0.2%
AmerisourceBergen Corp.
0.74%, 3/15/2023	46,000	45,425
3.25%, 3/1/2025	255,000	246,157
2.80%, 5/15/2030	28,000	23,874
2.70%, 3/15/2031	600,000	500,424
4.25%, 3/1/2045	350,000	291,927
4.30%, 12/15/2047	943,000	798,588
		1,906,395
Hotels, Restaurants & Leisure — 0.1%
Choice Hotels International, Inc. 3.70%, 1/15/2031	830,000	713,165
Household Durables — 0.2%
NVR, Inc. 3.00%, 5/15/2030	896,000	759,690
PulteGroup, Inc.
7.88%, 6/15/2032	30,000	33,500
6.00%, 2/15/2035	1,615,000	1,559,618
		2,352,808
Household Products — 0.1%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	1,792,000	1,436,444
Independent Power and Renewable Electricity Producers — 0.3%
Constellation Energy Generation LLC
3.25%, 6/1/2025 (b)	247,000	237,205
6.25%, 10/1/2039	2,062,000	2,147,770
5.75%, 10/1/2041	427,000	416,668
5.60%, 6/15/2042	510,000	498,443
Southern Power Co. 5.15%, 9/15/2041	60,000	54,696
		3,354,782
Industrial Conglomerates — 0.0% ^
Pentair Finance SARL 4.50%, 7/1/2029	305,000	279,758
Interactive Media & Services — 0.5%
Alphabet, Inc.
0.45%, 8/15/2025	3,092,000	2,797,510

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Interactive Media & Services — continued
2.00%, 8/15/2026	1,932,000	1,798,787
2.25%, 8/15/2060	2,803,000	1,698,870
		6,295,167
Internet & Direct Marketing Retail — 0.0% ^
Alibaba Group Holding Ltd. (China) 2.80%, 6/6/2023 (b)	213,000	210,454
IT Services — 0.0% ^
Amdocs Ltd. 2.54%, 6/15/2030	495,000	403,430
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc. 2.30%, 3/12/2031	702,000	575,789
Machinery — 0.3%
Dover Corp.
3.15%, 11/15/2025	463,000	443,369
2.95%, 11/4/2029	120,000	105,685
5.38%, 10/15/2035 (b)	283,000	281,791
IDEX Corp. 3.00%, 5/1/2030	1,139,000	992,844
nVent Finance Sarl (United Kingdom) 2.75%, 11/15/2031	600,000	462,509
Oshkosh Corp. 3.10%, 3/1/2030	801,000	671,914
		2,958,112
Media — 0.1%
Interpublic Group of Cos., Inc. (The)
4.75%, 3/30/2030	139,000	131,503
3.38%, 3/1/2041	935,000	661,923
5.40%, 10/1/2048	126,000	116,110
		909,536
Metals & Mining — 1.8%
ArcelorMittal SA (Luxembourg) 4.55%, 3/11/2026	964,000	936,163
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,504,000	1,589,158
Barrick North America Finance LLC (Canada) 5.75%, 5/1/2043	300,000	304,714
Barrick PD Australia Finance Pty. Ltd. (Canada) 5.95%, 10/15/2039	574,000	591,697
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	206,000	200,166
4.38%, 8/1/2028	1,914,000	1,771,331
5.45%, 3/15/2043	2,210,000	1,987,260
Newmont Corp.
2.25%, 10/1/2030	61,000	49,410
5.88%, 4/1/2035	124,000	127,424
6.25%, 10/1/2039	384,000	405,082
4.88%, 3/15/2042	1,858,000	1,705,190
5.45%, 6/9/2044	647,000	618,169
Rio Tinto Alcan, Inc. (Canada)
7.25%, 3/15/2031	1,002,000	1,144,515
6.13%, 12/15/2033	701,000	748,470
5.75%, 6/1/2035	106,000	110,230
Rio Tinto Finance USA plc (Australia)
4.75%, 3/22/2042	900,000	854,894

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
4.13%, 8/21/2042	1,537,000	1,358,075
Southern Copper Corp. (Peru)
3.88%, 4/23/2025	2,255,000	2,203,211
6.75%, 4/16/2040	100,000	108,613
5.25%, 11/8/2042	663,000	616,579
5.88%, 4/23/2045	1,875,000	1,876,319
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	1,473,000	1,285,334
6.88%, 11/21/2036	481,000	506,228
Vale SA (Brazil) 5.63%, 9/11/2042	38,000	35,432
Yamana Gold, Inc. (Canada) 2.63%, 8/15/2031	24,000	18,254
		21,151,918
Multiline Retail — 0.3%
Dollar General Corp.
3.88%, 4/15/2027	52,000	50,092
3.50%, 4/3/2030	106,000	96,307
4.13%, 4/3/2050	3,800,000	3,150,871
		3,297,270
Multi-Utilities — 0.2%
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031	185,000	153,321
Series 20B, 3.95%, 4/1/2050	56,000	45,727
4.50%, 5/15/2058	485,000	410,243
3.70%, 11/15/2059	200,000	152,223
Series C, 3.00%, 12/1/2060	1,000,000	636,865
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	74,000	70,992
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	587,000	451,152
4.40%, 6/1/2043	10,000	8,295
4.40%, 5/30/2047	17,000	13,824
Series 21A, 3.15%, 9/30/2051	424,000	280,965
		2,223,607
Oil, Gas & Consumable Fuels — 3.1%
Burlington Resources LLC 7.20%, 8/15/2031	479,000	552,128
Canadian Natural Resources Ltd. (Canada)
2.95%, 1/15/2023	100,000	99,712
2.05%, 7/15/2025	3,627,000	3,388,129
2.95%, 7/15/2030	1,359,000	1,162,108
5.85%, 2/1/2035	1,119,000	1,098,108
6.25%, 3/15/2038	11,000	11,265
CNOOC Finance 2014 ULC (China) 4.25%, 4/30/2024	250,000	247,227
CNOOC Finance 2015 USA LLC (China) 3.50%, 5/5/2025 (b)	401,000	386,834
CNOOC Petroleum North America ULC (China) 5.88%, 3/10/2035	575,000	569,922
ConocoPhillips 5.90%, 10/15/2032	323,000	352,256
ConocoPhillips Co.
3.35%, 11/15/2024	764,000	745,156

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
2.40%, 3/7/2025	134,000	127,181
3.76%, 3/15/2042	771,000	653,343
Continental Resources, Inc. 4.90%, 6/1/2044	1,814,000	1,373,031
Devon Energy Corp.
4.50%, 1/15/2030	2,847,000	2,656,471
7.95%, 4/15/2032	128,000	147,429
5.60%, 7/15/2041	1,610,000	1,556,762
5.00%, 6/15/2045	200,000	179,066
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	3,695,000	3,966,054
EOG Resources, Inc.
3.15%, 4/1/2025	1,125,000	1,088,261
3.90%, 4/1/2035	1,899,000	1,728,346
4.95%, 4/15/2050	390,000	383,398
Equinor ASA (Norway)
7.75%, 6/15/2023	288,000	292,144
3.70%, 3/1/2024	100,000	98,869
2.38%, 5/22/2030	196,000	169,095
Hess Corp.
3.50%, 7/15/2024	311,000	302,990
7.30%, 8/15/2031	967,000	1,064,293
7.13%, 3/15/2033	121,000	132,643
6.00%, 1/15/2040	228,000	230,297
5.60%, 2/15/2041	2,486,000	2,389,086
Magellan Midstream Partners LP
4.25%, 9/15/2046	691,000	535,774
4.20%, 10/3/2047	541,000	416,890
4.85%, 2/1/2049	400,000	334,420
3.95%, 3/1/2050	1,129,000	847,329
Marathon Oil Corp.
4.40%, 7/15/2027	195,000	188,575
6.80%, 3/15/2032	300,000	315,940
6.60%, 10/1/2037	273,000	280,488
5.20%, 6/1/2045	690,000	612,815
Pioneer Natural Resources Co.
0.55%, 5/15/2023	1,549,000	1,518,589
1.13%, 1/15/2026	1,672,000	1,492,753
1.90%, 8/15/2030	530,000	424,248
2.15%, 1/15/2031	912,000	736,348
Tosco Corp. 8.13%, 2/15/2030	65,000	76,974
Valero Energy Corp. 3.40%, 9/15/2026	648,000	614,570
		35,547,317
Pharmaceuticals — 1.7%
Johnson & Johnson
2.05%, 3/1/2023	188,000	186,873
0.55%, 9/1/2025	2,891,000	2,628,215
2.95%, 3/3/2027	92,000	87,906
4.95%, 5/15/2033	18,000	19,047

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
3.55%, 3/1/2036	87,000	78,858
3.63%, 3/3/2037	818,000	739,259
3.40%, 1/15/2038	408,000	353,518
2.10%, 9/1/2040	399,000	282,020
4.50%, 9/1/2040	73,000	70,799
4.85%, 5/15/2041	46,000	46,248
3.70%, 3/1/2046	2,077,000	1,790,773
3.75%, 3/3/2047	718,000	620,597
3.50%, 1/15/2048	399,000	332,809
2.25%, 9/1/2050	1,174,000	765,867
2.45%, 9/1/2060	2,500,000	1,611,225
Merck & Co., Inc.
1.70%, 6/10/2027	750,000	671,946
3.40%, 3/7/2029	785,000	739,786
1.45%, 6/24/2030	1,207,000	978,626
2.35%, 6/24/2040	995,000	709,799
2.45%, 6/24/2050	280,000	185,056
Pfizer, Inc.
0.80%, 5/28/2025	30,000	27,687
3.60%, 9/15/2028	923,000	892,094
1.75%, 8/18/2031	436,000	355,817
4.00%, 3/15/2049	199,000	177,782
Wyeth LLC 5.95%, 4/1/2037	1,000,000	1,096,797
Zoetis, Inc.
3.00%, 9/12/2027	1,435,000	1,327,460
3.90%, 8/20/2028	550,000	524,954
2.00%, 5/15/2030	721,000	591,958
4.70%, 2/1/2043	415,000	386,325
3.95%, 9/12/2047	747,000	615,030
4.45%, 8/20/2048	371,000	326,507
3.00%, 5/15/2050	149,000	103,932
		19,325,570
Professional Services — 0.2%
Thomson Reuters Corp. (Canada)
3.35%, 5/15/2026	928,000	882,759
5.65%, 11/23/2043	1,186,000	1,117,508
		2,000,267
Semiconductors & Semiconductor Equipment — 1.1%
Micron Technology, Inc.
4.98%, 2/6/2026	658,000	652,010
3.37%, 11/1/2041	521,000	363,138
3.48%, 11/1/2051	3,821,000	2,534,586
NVIDIA Corp.
0.31%, 6/15/2023	1,443,000	1,406,816
3.50%, 4/1/2050	457,000	356,362
3.70%, 4/1/2060	933,000	712,251

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Texas Instruments, Inc.
2.90%, 11/3/2027	2,404,000	2,249,744
2.25%, 9/4/2029	914,000	794,011
1.75%, 5/4/2030	417,000	346,627
3.88%, 3/15/2039	388,000	348,055
4.15%, 5/15/2048	1,505,000	1,353,424
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	1,654,000	1,470,181
Xilinx, Inc. 2.38%, 6/1/2030	237,000	201,956
		12,789,161
Software — 0.0% ^
Cadence Design Systems, Inc. 4.38%, 10/15/2024	10,000	9,878
Specialty Retail — 0.4%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	1,580,000	1,399,486
Best Buy Co., Inc.
4.45%, 10/1/2028	337,000	325,942
1.95%, 10/1/2030	1,351,000	1,069,246
O'Reilly Automotive, Inc.
3.90%, 6/1/2029	382,000	357,703
1.75%, 3/15/2031	1,516,000	1,182,250
Tractor Supply Co. 1.75%, 11/1/2030	728,000	566,650
		4,901,277
Technology Hardware, Storage & Peripherals — 0.4%
HP, Inc.
2.20%, 6/17/2025	1,027,000	958,518
1.45%, 6/17/2026	1,802,000	1,581,625
3.00%, 6/17/2027	1,318,000	1,207,855
3.40%, 6/17/2030	386,000	331,770
		4,079,768
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.
4.25%, 4/1/2025	26,000	25,449
4.13%, 7/15/2027 (b)	15,000	13,953
3.05%, 3/15/2032	1,592,000	1,232,562
		1,271,964
Tobacco — 0.2%
Altria Group, Inc.
2.35%, 5/6/2025	63,000	59,260
3.40%, 5/6/2030	185,000	159,522
5.38%, 1/31/2044	658,000	573,958
3.88%, 9/16/2046	210,000	143,233
4.45%, 5/6/2050	473,000	339,468
4.00%, 2/4/2061	1,155,000	772,600
		2,048,041

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — 0.1%
WW Grainger, Inc.
1.85%, 2/15/2025	121,000	113,877
4.60%, 6/15/2045	854,000	798,919
4.20%, 5/15/2047	378,000	324,480
		1,237,276
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	3,529,000	3,238,473
6.38%, 3/1/2035	159,000	171,991
6.13%, 11/15/2037	11,000	11,508
6.13%, 3/30/2040	202,000	208,671
4.38%, 4/22/2049 (b)	1,013,000	872,739
		4,503,382
Total Corporate Bonds (Cost $312,489,252)		282,379,725
Commercial Mortgage-Backed Securities — 1.8%
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	25,552	24,433
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	56,283
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	51,743
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	123,365
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	18,626
Series 2018-BN10, Class AS, 3.90%, 2/15/2061 (e)	180,000	163,026
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	88,242
Series 2018-BN13, Class C, 4.73%, 8/15/2061 ‡ (e)	500,000	413,175
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	226,757
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	18,701
BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	38,147
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (e)	50,000	46,592
Series 2018-B2, Class B, 4.38%, 2/15/2051 ‡ (e)	20,000	17,561
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	104,653
Series 2018-B6, Class A2, 4.20%, 10/10/2051	36,521	35,781
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	38,040
Series 2019-B11, Class A2, 3.41%, 5/15/2052	217,302	209,716
Series 2020-B16, Class AM, 2.94%, 2/15/2053 ‡ (e)	180,000	148,179
Series 2021-B31, Class A5, 2.67%, 12/15/2054	600,000	495,931
Series 2019-B13, Class A3, 2.70%, 8/15/2057	450,000	385,288
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	63,033
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	20,000	18,981
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (e)	30,000	27,141
Series 2018-CD7, Class A3, 4.01%, 8/15/2051	400,000	374,768
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.57%, 6/15/2050	30,000	27,585
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	15,501	14,903

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AAB, 3.48%, 5/10/2047	4,825	4,738
Series 2014-GC23, Class B, 4.17%, 7/10/2047 ‡ (e)	30,000	28,206
Series 2015-GC29, Class C, 4.28%, 4/10/2048 ‡ (e)	40,000	36,892
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	67,499	64,641
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	1,000,000	869,677
Commercial Mortgage Trust
Series 2013-CR6, Class A4, 3.10%, 3/10/2046	11,759	11,720
Series 2013-CR7, Class A4, 3.21%, 3/10/2046	9,266	9,201
Series 2013-CR13, Class B, 5.04%, 11/10/2046 ‡ (e)	364,000	351,003
Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (e)	40,000	38,222
Series 2014-CR20, Class A3, 3.33%, 11/10/2047	37,182	35,535
Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	115,907	110,866
Series 2015-LC19, Class A4, 3.18%, 2/10/2048	250,000	237,063
Series 2015-LC21, Class AM, 4.04%, 7/10/2048 (e)	30,000	28,195
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	30,000	28,610
Series 2015-PC1, Class A5, 3.90%, 7/10/2050	300,000	287,543
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	30,000	28,550
Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	25,635
Series 2019-C15, Class A4, 4.05%, 3/15/2052	210,000	195,072
DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	19,118
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	18,415
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K725, Class AM, 3.10%, 2/25/2024 (e)	50,000	48,845
Series K728, Class A2, 3.06%, 8/25/2024 (e)	48,802	47,553
Series K040, Class A2, 3.24%, 9/25/2024	70,000	68,003
Series K731, Class A2, 3.60%, 2/25/2025 (e)	49,472	48,076
Series K733, Class A2, 3.75%, 8/25/2025	500,000	487,346
Series K051, Class A2, 3.31%, 9/25/2025	40,000	38,597
Series K734, Class A2, 3.21%, 2/25/2026	370,000	355,461
Series K735, Class A2, 2.86%, 5/25/2026	49,781	47,163
Series K057, Class A2, 2.57%, 7/25/2026	63,000	59,109
Series K063, Class A1, 3.05%, 8/25/2026	33,276	32,438
Series K072, Class A2, 3.44%, 12/25/2027	400,000	384,600
Series K084, Class A2, 3.78%, 10/25/2028 (e)	500,000	483,240
Series K096, Class A2, 2.52%, 7/25/2029	295,000	264,045
Series K099, Class A2, 2.60%, 9/25/2029	400,000	359,024
Series K100, Class A2, 2.67%, 9/25/2029	400,000	360,553
Series K102, Class A2, 2.54%, 10/25/2029	400,000	357,065
Series K113, Class A2, 1.34%, 6/25/2030	700,000	564,887
Series K159, Class A2, 3.95%, 11/25/2030 (e)	400,000	388,040
Series K123, Class A2, 1.62%, 12/25/2030	500,000	406,761
Series K125, Class A2, 1.85%, 1/25/2031	300,000	247,922
Series K127, Class A2, 2.11%, 1/25/2031	600,000	506,024
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	67,799
Series K156, Class A3, 3.70%, 6/25/2033 (e)	91,000	85,483
Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	130,768
Series K-1513, Class A3, 2.80%, 8/25/2034	325,000	273,240

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K-1514, Class A2, 2.86%, 10/25/2034	400,000	336,427
Series K-1518, Class A2, 1.86%, 10/25/2035	1,100,000	813,437
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	14,830	14,670
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (e)	11,194	11,055
Series 2017-M10, Class AV2, 2.63%, 7/25/2024 (e)	40,605	39,594
Series 2016-M11, Class A1, 2.08%, 7/25/2026	16,032	15,545
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (e)	157,075	146,132
Series 2017-M2, Class A2, 2.85%, 2/25/2027 (e)	336,711	317,070
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (e)	301,066	284,974
Series 2017-M12, Class A2, 3.17%, 6/25/2027 (e)	140,284	133,246
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (e)	40,000	38,229
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (e)	430,609	415,021
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (e)	76,475	73,634
Series 2019-M22, Class A2, 2.52%, 8/25/2029	623,398	558,630
Series 2021-M2S, Class A2, 1.87%, 10/25/2031 (e)	700,000	569,211
GS Mortgage Securities Trust
Series 2014-GC24, Class AAB, 3.65%, 9/10/2047	8,452	8,287
Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (e)	170,000	162,042
Series 2015-GC28, Class A4, 3.14%, 2/10/2048	36,839	35,121
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	25,000	23,663
Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (e)	200,000	187,914
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	260,000	225,278
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class C, 4.22%, 7/15/2045 ‡ (e)	26,000	25,010
Series 2015-C29, Class B, 4.12%, 5/15/2048 ‡ (e)	40,000	36,747
Series 2015-C31, Class A3, 3.80%, 8/15/2048	555,603	530,571
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class A5, 3.72%, 3/15/2050	600,000	564,347
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (e)	20,000	17,453
Series 2017-C5, Class B, 4.01%, 3/15/2050 ‡ (e)	20,000	16,748
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class A4, 3.10%, 5/15/2046	30,000	29,697
Series 2015-C22, Class AS, 3.56%, 4/15/2048 ‡	40,000	37,465
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	24,597	23,741
Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	37,890
Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	410,824
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	276,158
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	540,925	502,189
Series 2017-H1, Class C, 4.28%, 6/15/2050 ‡ (e)	25,000	22,061
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	46,649
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	87,476
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	643,340
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	38,610	36,759
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (e)	70,000	62,714
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (e)	50,000	45,736

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4, 3.18%, 3/10/2046	4,140	4,128
Series 2012-C2, Class A4, 3.53%, 5/10/2063	4	4
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A4, 3.19%, 2/15/2048	28,731	27,293
Series 2015-C28, Class A4, 3.54%, 5/15/2048	20,000	18,992
Series 2015-C29, Class A4, 3.64%, 6/15/2048	120,000	114,055
Series 2018-C45, Class A3, 3.92%, 6/15/2051	41,611	38,973
Series 2019-C51, Class A3, 3.06%, 6/15/2052	500,000	440,465
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	108,892
Series 2020-C55, Class A5, 2.73%, 2/15/2053	240,000	203,813
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class A4, 3.49%, 9/15/2057	33,979	32,670
Series 2014-C22, Class A5, 3.75%, 9/15/2057	25,000	24,098
Total Commercial Mortgage-Backed Securities (Cost $23,759,229)		20,647,732
Foreign Government Securities — 1.6%
Export Development Canada
2.63%, 2/21/2024	40,000	38,986
3.00%, 5/25/2027	105,000	100,700
Export-Import Bank of Korea 0.75%, 9/21/2025	215,000	191,020
Hungary Government Bond 7.63%, 3/29/2041	262,000	286,056
Italian Republic Government Bond
1.25%, 2/17/2026	216,000	187,901
2.88%, 10/17/2029	659,000	550,121
5.38%, 6/15/2033	599,000	583,098
Japan Bank for International Cooperation
3.38%, 10/31/2023	200,000	197,293
0.50%, 4/15/2024	200,000	188,636
3.00%, 5/29/2024	201,000	195,648
2.50%, 5/28/2025	220,000	209,279
2.88%, 6/1/2027	202,000	189,742
2.88%, 7/21/2027	218,000	204,417
3.50%, 10/31/2028	650,000	618,450
Japan International Cooperation Agency 1.00%, 7/22/2030	210,000	164,071
Oriental Republic of Uruguay 4.50%, 8/14/2024	—	—
Province of Alberta
3.35%, 11/1/2023	100,000	98,706
1.00%, 5/20/2025	750,000	691,388
1.30%, 7/22/2030	137,000	111,165
Province of British Columbia
1.75%, 9/27/2024	912,000	867,538
2.25%, 6/2/2026	299,000	279,375
0.90%, 7/20/2026 (b)	705,000	625,996
Province of Manitoba 1.50%, 10/25/2028	79,000	67,763
Province of Ontario
3.40%, 10/17/2023	257,000	253,887
3.05%, 1/29/2024	155,000	152,151
2.50%, 4/27/2026	10,000	9,401

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
2.30%, 6/15/2026 (b)	500,000	465,877
2.13%, 1/21/2032	282,000	238,051
Province of Quebec
1.50%, 2/11/2025	890,000	837,231
2.50%, 4/20/2026	89,000	83,998
Republic of Chile
2.45%, 1/31/2031 (b)	1,200,000	1,018,805
4.34%, 3/7/2042 (b)	370,000	318,340
Republic of Indonesia
3.40%, 9/18/2029	200,000	184,254
4.35%, 1/11/2048	500,000	429,753
3.35%, 3/12/2071	402,000	275,553
Republic of Korea 3.88%, 9/20/2048 (b)	500,000	448,686
Republic of Panama
8.88%, 9/30/2027	654,000	763,923
6.70%, 1/26/2036	78,000	83,297
Republic of Peru
2.39%, 1/23/2026 (b)	623,000	579,594
8.75%, 11/21/2033	10,000	12,428
3.60%, 1/15/2072 (b)	99,000	66,582
3.23%, 7/28/2121	1,320,000	801,561
Republic of Philippines
9.50%, 2/2/2030	300,000	376,326
2.95%, 5/5/2045	210,000	152,646
State of Israel Government Bond 2.75%, 7/3/2030	225,000	204,611
Svensk Exportkredit AB 1.75%, 12/12/2023	200,000	193,749
United Mexican States
4.50%, 4/22/2029	280,000	273,048
3.25%, 4/16/2030 (b)	1,500,000	1,341,805
6.75%, 9/27/2034	265,000	284,489
4.75%, 3/8/2044	488,000	413,473
5.55%, 1/21/2045	184,000	172,493
4.60%, 1/23/2046	200,000	163,713
4.60%, 2/10/2048 (b)	200,000	162,444
5.00%, 4/27/2051	300,000	256,038
5.75%, 10/12/2110	940,000	818,267
Total Foreign Government Securities (Cost $20,213,808)		18,483,823
Supranational — 1.3%
African Development Bank (Supranational)
0.75%, 4/3/2023	540,000	532,953
3.00%, 9/20/2023	51,000	50,257
0.88%, 3/23/2026	182,000	163,253
0.88%, 7/22/2026	274,000	243,398
Asian Development Bank (Supranational)
2.75%, 3/17/2023	64,000	63,658
1.50%, 10/18/2024	130,000	123,108
0.63%, 4/29/2025	79,000	72,529
0.38%, 9/3/2025	1,892,000	1,705,014

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — continued
0.50%, 2/4/2026	835,000	744,101
1.88%, 1/24/2030	40,000	34,912
Asian Infrastructure Investment Bank (The) (Supranational)
0.50%, 10/30/2024	120,000	111,117
0.50%, 5/28/2025	159,000	144,543
0.50%, 1/27/2026	333,000	294,919
Corp. Andina de Fomento (Supranational) 2.25%, 2/8/2027 (b)	567,000	511,117
Council of Europe Development Bank (Supranational) 1.38%, 2/27/2025 (b)	281,000	263,890
European Investment Bank (Supranational)
0.25%, 9/15/2023	623,000	601,306
1.88%, 2/10/2025	479,000	455,263
0.38%, 12/15/2025	1,199,000	1,071,120
0.38%, 3/26/2026 (b)	2,999,000	2,652,576
0.88%, 5/17/2030	337,000	273,061
Inter-American Development Bank (Supranational)
0.50%, 5/24/2023	500,000	490,064
0.88%, 4/3/2025	10,000	9,259
7.00%, 6/15/2025	91,000	96,635
2.00%, 6/2/2026	481,000	447,169
1.13%, 7/20/2028	312,000	267,404
3.13%, 9/18/2028	27,000	25,801
3.20%, 8/7/2042	33,000	28,099
4.38%, 1/24/2044	211,000	212,789
International Bank for Reconstruction & Development (Supranational)
2.50%, 11/25/2024	470,000	452,835
0.75%, 3/11/2025	43,000	39,770
0.38%, 7/28/2025	1,259,000	1,139,213
2.50%, 7/29/2025	870,000	833,198
3.13%, 11/20/2025	70,000	67,949
0.75%, 11/24/2027	228,000	195,237
1.38%, 4/20/2028	190,000	166,290
4.75%, 2/15/2035	192,000	203,326
Total Supranational (Cost $15,857,907)		14,787,133
U.S. Government Agency Securities — 1.3%
FFCB Funding Corp.
0.57%, 7/2/2024	45,000	42,083
0.75%, 12/16/2026	100,000	86,911
1.30%, 3/30/2027	820,000	720,560
0.84%, 2/2/2028	50,000	41,945
1.23%, 7/29/2030	252,000	197,920
1.24%, 9/3/2030	129,000	101,678
1.32%, 9/9/2030	123,000	97,729
1.24%, 12/23/2030	120,000	93,701
1.38%, 1/14/2031	135,000	106,569
1.30%, 2/3/2031	125,000	97,833
2.23%, 3/12/2035	12,000	8,937

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — continued
1.69%, 8/20/2035	296,000	204,962
FHLB
1.38%, 2/17/2023	700,000	695,047
2.13%, 3/10/2023	75,000	74,490
0.13%, 3/17/2023	100,000	98,664
2.50%, 2/13/2024	565,000	551,352
1.50%, 8/15/2024	1,425,000	1,355,465
2.88%, 9/13/2024	130,000	126,285
2.75%, 12/13/2024	400,000	386,594
0.50%, 4/14/2025	950,000	870,011
0.38%, 9/4/2025	160,000	144,408
3.25%, 11/16/2028	1,325,000	1,280,897
2.13%, 9/14/2029	125,000	110,813
1.50%, 3/14/2031	30,000	24,304
5.63%, 3/14/2036	50,000	54,972
5.50%, 7/15/2036	35,000	38,851
FHLMC
0.38%, 4/20/2023	428,000	421,056
2.75%, 6/19/2023	282,000	278,862
0.25%, 6/26/2023	184,000	179,398
0.25%, 8/24/2023	357,000	345,453
1.50%, 2/12/2025	104,000	97,808
0.38%, 9/23/2025	585,000	526,391
0.65%, 10/27/2025	23,000	20,643
0.80%, 10/27/2026	31,000	27,121
0.80%, 10/28/2026	25,000	21,843
0.90%, 10/13/2027	65,000	55,509
2.70%, 12/14/2029 (f)	80,000	60,038
FNMA
0.30%, 8/3/2023	1,022,000	991,201
2.88%, 9/12/2023	256,000	252,172
0.38%, 8/25/2025	300,000	270,966
0.50%, 11/7/2025	184,000	165,552
1.88%, 9/24/2026	103,000	95,148
0.88%, 12/18/2026	60,000	52,442
0.75%, 10/8/2027	217,000	187,596
6.25%, 5/15/2029	310,000	349,553
7.13%, 1/15/2030	31,000	36,895
0.88%, 8/5/2030	1,366,000	1,087,454
6.63%, 11/15/2030	98,000	115,328
Israel Government AID Bond (Israel) 5.50%, 9/18/2023	473,000	475,714
Tennessee Valley Authority
0.75%, 5/15/2025	59,000	54,061
7.13%, 5/1/2030	166,000	196,941
4.70%, 7/15/2033	601,000	611,597
6.15%, 1/15/2038	35,000	40,369
Total U.S. Government Agency Securities (Cost $15,651,647)		14,630,092

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 0.4% (g)
Arizona — 0.1%
City of Tucson, Taxable Series 2021A, COP, AGM, 2.86%, 7/1/2047	865,000	595,616
California — 0.2%
Bay Area Toll Authority, Toll Bridge
Series 2010S-1, Rev., 6.92%, 4/1/2040	40,000	47,130
Series 2009F-2, Rev., 6.26%, 4/1/2049	100,000	115,988
California State University, Taxable Series 2021B, Rev., 2.72%, 11/1/2052	1,080,000	724,106
East Bay Municipal Utility District, Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	171,970
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B, Rev., 3.29%, 6/1/2042	455,000	337,735
Los Angeles Unified School District, Build America Bonds
GO, 5.75%, 7/1/2034	20,000	21,099
Series 2010RY, GO, 6.76%, 7/1/2034	105,000	118,252
Regents of the University of California Medical Center Pooled
Series H, Rev., 6.55%, 5/15/2048	40,000	46,592
Series 2020N, Rev., 3.71%, 5/15/2120	140,000	88,608
Santa Clara Valley Transportation Authority, Measure A Sales Tax Series 2010A, Rev., 5.88%, 4/1/2032	190,000	197,746
State of California, Various Purpose
GO, 7.50%, 4/1/2034	235,000	288,429
GO, 7.55%, 4/1/2039	400,000	512,267
Total California		2,669,922
Connecticut — 0.0% ^
State of Connecticut Series A, GO, 5.85%, 3/15/2032	75,000	80,088
Illinois — 0.1%
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	22,154
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/2038	55,000	59,601
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	55,000	52,406
State of Illinois GO, 5.10%, 6/1/2033	410,000	395,337
Total Illinois		529,498
Missouri — 0.0% ^
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2017A, Rev., 3.65%, 8/15/2057	45,000	35,599
Nebraska — 0.0% ^
University of Nebraska Facilities Corp., Taxable Series 2019A, Rev., 3.04%, 10/1/2049	50,000	35,894
New Jersey — 0.0% ^
New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL-RE, 7.43%, 2/15/2029	35,000	37,800
New Jersey Turnpike Authority Series F, Rev., 7.41%, 1/1/2040	250,000	314,280
Total New Jersey		352,080
New York — 0.0% ^
Port Authority of New York and New Jersey, Consolidated Series 192, Rev., 4.81%, 10/15/2065	120,000	113,190
Ohio — 0.0% ^
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010B, Rev., 7.83%, 2/15/2041	25,000	30,189
Texas — 0.0% ^
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2021-A, Rev., 2.61%, 12/1/2048	100,000	64,466
Grand Parkway Transportation Corp., System Toll Series 2020B, Rev., 3.24%, 10/1/2052	100,000	70,814
Permanent University Fund - Texas A&M University System Series B, Rev., 3.66%, 7/1/2047	20,000	16,349

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
State of Texas, Transportation Commission Highway Improvement Series 2010A, GO, 4.68%, 4/1/2040	45,000	43,620
State of Texas, Transportation Commission Mobility Fund Series 2009A, GO, 5.52%, 4/1/2039	120,000	127,605
Total Texas		322,854
Total Municipal Bonds (Cost $6,112,787)		4,764,930
Asset-Backed Securities — 0.3%
American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 5/15/2027	800,000	773,144
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	363,910
CarMax Auto Owner Trust Series 2022-1, Class A4, 1.70%, 8/16/2027	365,000	331,606
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6, 3.21%, 12/9/2024	50,000	49,986
Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	95,639
Discover Card Execution Note Trust Series 2018-A1, Class A1, 3.03%, 8/15/2025	18,000	17,928
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A, 1.06%, 9/15/2027	600,000	536,747
Series 2018-4, Class A, 4.06%, 11/15/2030	600,000	562,886
Synchrony Credit Card Master Note Trust Series 2018-2, Class A, 3.47%, 5/15/2026	50,000	49,584
Toyota Auto Receivables Owner Trust Series 2022-B, Class A3, 2.93%, 9/15/2026	600,000	576,184
World Omni Select Auto Trust Series 2019-A, Class D, 2.59%, 12/15/2025	182,000	175,622
Total Asset-Backed Securities (Cost $3,673,789)		3,533,236
	SHARES
Short-Term Investments — 7.1%
Investment Companies — 6.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (h) (i) (Cost $73,925,659)	73,925,659	73,925,659
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.02% (h) (i)	6,992,047	6,992,746
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (h) (i)	1,879,386	1,879,386
Total Investment of Cash Collateral from Securities Loaned (Cost $8,871,433)		8,872,132
Total Short-Term Investments (Cost $82,797,092)		82,797,791
Total Investments — 106.0% (Cost $1,364,171,196)		1,230,705,944
Liabilities in Excess of Other Assets — (6.0)%		(69,702,666)
NET ASSETS — 100.0%		1,161,003,278

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
CME	Chicago Mercantile Exchange
COP	Certificate of Participation
FFCB	Federal Farm Credit Bank

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
RE	Reinsured
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 is $7,552,387.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(f)	The rate shown is the effective yield as of November 30, 2022.
(g)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2022.

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,533,236	$—	$3,533,236
Commercial Mortgage-Backed Securities	—	19,514,685	1,133,047	20,647,732
Corporate Bonds	—	282,379,725	—	282,379,725
Foreign Government Securities	—	18,483,823	—	18,483,823
Mortgage-Backed Securities	—	318,443,412	—	318,443,412
Municipal Bonds	—	4,764,930	—	4,764,930
Supranational	—	14,787,133	—	14,787,133
U.S. Government Agency Securities	—	14,630,092	—	14,630,092
U.S. Treasury Obligations	—	470,238,070	—	470,238,070
Short-Term Investments
Investment Companies	73,925,659	—	—	73,925,659
Investment of Cash Collateral from Securities Loaned	8,872,132	—	—	8,872,132
Total Short-Term Investments	82,797,791	—	—	82,797,791
Total Investments in Securities	$82,797,791	$1,146,775,106	$1,133,047	$1,230,705,944
There were no significant transfers into or out of level 3 for the period ended November 30, 2022.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.02% (a) (b)	$6,493,451	$12,000,000	$11,500,000	$(2,303)	$1,598	$6,992,746	6,992,047	$19,681	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (a) (b)	680,960	43,955,032	42,756,606	—	—	1,879,386	1,879,386	25,426	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (a) (b)	17,328,257	143,292,701	86,695,299	—	—	73,925,659	73,925,659	717,187	—
Total	$24,502,668	$199,247,733	$140,951,905	$(2,303)	$1,598	$82,797,791		$762,294	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.